------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

                                                        Estimated average burden
                                                        hours per response: 19.4
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08291
                                   ---------

                             ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor        New York, New York           10019
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)

                           R. Alan Medaugh, President

ISI, Inc.        40 West 57th Street, 18th Floor        New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:         October 31, 2007
                          ---------------------------------------------

Date of reporting period:        October 31, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
ISI INTERNATIONAL
    STRATEGY &
    INVESTMENT
--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                OCTOBER 31, 2007


         -------------------------------------------------------------
                                  TOTAL RETURN
                                   US TREASURY
                                   FUND, INC.

                                MANAGED MUNICIPAL
                                   FUND, INC.

                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND, INC.

                                  ISI STRATEGY
                                   FUND, INC.
         -------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI FUNDS ANNUAL REPORT -- TABLE OF CONTENTS
--------------------------------------------------------------------------------

Investment Advisor's Message ..............................................    1

Managment Discussion of Fund Performance ..................................    3

Performance Comparisons ...................................................    7

Shareholder Expense Example ...............................................   15

Portfolio Profiles ........................................................   17

Schedules of Investments ..................................................   18

Statements of Assets and Liabilities ......................................   28

Statments of Operations ...................................................   31

Statements of Changes in Net Assets .......................................   33

Financial Highlights ......................................................   38

Notes to Financial Statements .............................................   43

Report of Independent Registered Public Accounting Firm ...................   51

Fund Directors and Officers ...............................................   52

Notice to Shareholders ....................................................   54

Investment Advisory Agreement Approval (Unaudited) ........................   55

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S MESSAGE
--------------------------------------------------------------------------------

OCTOBER 31, 2007

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the ISI Funds. This report covers the 12-month reporting period through October 31, 2007 and includes commentary from the Funds' portfolio managers at International Strategy & Investment, Inc. ("ISI") (see Management Discussion and Analysis that follows this letter for more details), a complete list of holdings and the financial statements.

Stocks recorded positive returns for the last year and the last five years. For example, the Dow Jones Wilshire 5000 Index was +15.28% for the last year and averaged 15.31% for the past five years. U.S. Treasuries and top quality municipal indices increased over the last year and were up over the last 5 years. For example, the Lehman Treasury Index was +5.91% for the past year and averaged +3.79% for the past five years. The Lehman Municipal State GO Index was +3.09% for the past year and averaged +4.16% for the past five years. The following is a summary of fund performance during the reporting period. These performance figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges.

During the year ended October 31, 2007, Total Return US Treasury Fund, Managed Municipal Fund, and North American Government Bond Fund continued their policy of paying dividends at a fixed rate, which resulted in dividends consisting of a combination of net investment income, short-term capital gains, long-term capital gains and return of capital.

Total Return US Treasury Fund's investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. For the reporting period, the Fund produced a one-year total return of +4.66% and a five-year average annual rate of return of +3.55%. From its inception on August 10, 1988 through October 31, 2007, the Fund has posted a cumulative total return of +267.31%, which translates into an average annual rate of return of +7.00%. The Fund's net assets totaled $124.8 million at the end of the reporting period.

Managed Municipal Fund's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the reporting period, the Fund produced a one-year total return of +2.29% and a five-year average annual rate of return of +3.25%. From its inception on February 26, 1990 through October 31, 2007, the Fund has posted a cumulative total return of +157.72%, which translates into an average annual rate of return of +5.50%. The Fund's net assets totaled $73.0 million at the end of the reporting period.

North American Government Bond Fund's investment objective is to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico. For the reporting period, the ISI Class A Shares produced a one-year total return of +6.71% and a five-year average annual rate of return of +4.97%. From its inception on January 15, 1993, through October 31, 2007, the ISI Class A Shares have posted a cumulative total return of +137.25%, which translates into an average annual rate of return of +6.01%. For the reporting period, the ISI Class C Shares produced a one-year total return of +6.03% and from its inception on May 16, 2003, through October 31, 2007, have posted a cumulative total return of +16.11%, which translates into an average annual rate of return of +3.41%. The Fund's net assets totaled $148.6 million at the end of the reporting period.

ISI Strategy Fund has an investment objective of maximizing total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities. For the reporting period, the Fund produced a one-year total return of +13.79% and a five-year average annual rate of return of +12.07%. From its inception on September 16, 1997, through October 31, 2007, the Fund has posted a cumulative total return of +91.65%, which translates into an average annual rate of return of +6.64%. The Fund's net assets totaled $80.5 million at the end of the reporting period.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,



R. Alan Medaugh
President
November  27, 2007

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND

Again this fiscal year, the Treasury market based much of its movement on anticipating Federal Reserve policy actions. The Treasury Market moved 10-year rates up from roughly 4.60% at the beginning of the year to almost 5.30% by mid-June 2007, expecting only modest actions by the Federal Reserve. That changed after June when a more aggressive rate cut regime was expected. As a result, 10-year rates then moved down to roughly 4.50% which is below the beginning of the fiscal year level. During the fiscal year, the Federal Reserve cut its benchmark Federal Funds rate from 5.25% to 4.50%. ISI expected the economy would slow and rates fall because of high short rates here and around the world, plus high energy prices. The Fund moved its duration longer as rates rose with the result that its average duration from April 30, 2007 to the end of the fiscal year was approximately 6.8 years which was longer than the Treasury market as a whole, which was approximately 5.3 years. The Fund's duration at the end of January, 2007, had been a relatively short 4.9 years. The Fund's total return for the fiscal year is +4.66%.

--------------------------------------------------------------------------------
                           10-YEAR US TREASURY YIELD*
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]

                             10/31/2006       4.602
                             11/01/2006       4.568
                             11/02/2006       4.598
                             11/03/2006       4.719
                             11/06/2006       4.697
                             11/07/2006       4.661
                             11/08/2006       4.639
                             11/09/2006       4.629
                             11/10/2006       4.592
                             11/13/2006       4.613
                             11/14/2006       4.566
                             11/15/2006       4.621
                             11/16/2006       4.668
                             11/17/2006       4.603
                             11/20/2006       4.601
                             11/21/2006       4.574
                             11/22/2006       4.562
                             11/23/2006       4.562
                             11/24/2006       4.552
                             11/27/2006       4.532
                             11/28/2006       4.505
                             11/29/2006       4.524
                             11/30/2006       4.462
                             12/01/2006       4.437
                             12/04/2006       4.427
                             12/05/2006       4.444
                             12/06/2006       4.489
                             12/07/2006       4.485
                             12/08/2006       4.548
                             12/11/2006       4.522
                             12/12/2006       4.489
                             12/13/2006       4.583
                             12/14/2006       4.601
                             12/15/2006       4.597
                             12/18/2006       4.585
                             12/19/2006       4.593
                             12/20/2006       4.599
                             12/21/2006       4.549
                             12/22/2006       4.622
                             12/25/2006       4.622
                             12/26/2006       4.603
                             12/27/2006       4.654
                             12/28/2006       4.684
                             12/29/2006       4.706
                             01/01/2007       4.706
                             01/02/2007       4.684
                             01/03/2007       4.662
                             01/04/2007       4.606
                             01/05/2007       4.648
                             01/08/2007       4.656
                             01/09/2007       4.658
                             01/10/2007       4.688
                             01/11/2007       4.735
                             01/12/2007       4.779
                             01/15/2007       4.779
                             01/16/2007       4.751
                             01/17/2007       4.783
                             01/18/2007       4.747
                             01/19/2007       4.779
                             01/22/2007       4.763
                             01/23/2007       4.812
                             01/24/2007       4.812
                             01/25/2007       4.877
                             01/26/2007       4.877
                             01/29/2007       4.894
                             01/30/2007       4.873
                             01/31/2007       4.812
                             02/01/2007       4.839
                             02/02/2007       4.824
                             02/05/2007       4.806
                             02/06/2007       4.770
                             02/07/2007       4.747
                             02/08/2007       4.734
                             02/09/2007       4.784
                             02/12/2007       4.808
                             02/13/2007       4.812
                             02/14/2007       4.740
                             02/15/2007       4.710
                             02/16/2007       4.692
                             02/19/2007       4.692
                             02/20/2007       4.678
                             02/21/2007       4.694
                             02/22/2007       4.732
                             02/23/2007       4.674
                             02/26/2007       4.629
                             02/27/2007       4.515
                             02/28/2007       4.570
                             03/01/2007       4.554
                             03/02/2007       4.501
                             03/05/2007       4.499
                             03/06/2007       4.532
                             03/07/2007       4.491
                             03/08/2007       4.516
                             03/09/2007       4.591
                             03/12/2007       4.556
                             03/13/2007       4.495
                             03/14/2007       4.538
                             03/15/2007       4.540
                             03/16/2007       4.547
                             03/19/2007       4.567
                             03/20/2007       4.553
                             03/21/2007       4.540
                             03/22/2007       4.587
                             03/23/2007       4.615
                             03/26/2007       4.605
                             03/27/2007       4.601
                             03/28/2007       4.624
                             03/29/2007       4.646
                             03/30/2007       4.648
                             04/02/2007       4.644
                             04/03/2007       4.668
                             04/04/2007       4.652
                             04/05/2007       4.682
                             04/06/2007       4.753
                             04/09/2007       4.747
                             04/10/2007       4.722
                             04/11/2007       4.734
                             04/12/2007       4.739
                             04/13/2007       4.765
                             04/16/2007       4.739
                             04/17/2007       4.684
                             04/18/2007       4.654
                             04/19/2007       4.668
                             04/20/2007       4.674
                             04/23/2007       4.644
                             04/24/2007       4.624
                             04/25/2007       4.654
                             04/26/2007       4.700
                             04/27/2007       4.696
                             04/30/2007       4.626
                             05/01/2007       4.640
                             05/02/2007       4.646
                             05/03/2007       4.676
                             05/04/2007       4.642
                             05/07/2007       4.630
                             05/08/2007       4.638
                             05/09/2007       4.672
                             05/10/2007       4.642
                             05/11/2007       4.676
                             05/14/2007       4.698
                             05/15/2007       4.706
                             05/16/2007       4.714
                             05/17/2007       4.756
                             05/18/2007       4.804
                             05/21/2007       4.786
                             05/22/2007       4.829
                             05/23/2007       4.851
                             05/24/2007       4.843
                             05/25/2007       4.861
                             05/28/2007       4.861
                             05/29/2007       4.886
                             05/30/2007       4.872
                             05/31/2007       4.892
                             06/01/2007       4.956
                             06/04/2007       4.931
                             06/05/2007       4.995
                             06/06/2007       4.968
                             06/07/2007       5.134
                             06/08/2007       5.103
                             06/11/2007       5.156
                             06/12/2007       5.297
                             06/13/2007       5.202
                             06/14/2007       5.225
                             06/15/2007       5.167
                             06/18/2007       5.138
                             06/19/2007       5.086
                             06/20/2007       5.136
                             06/21/2007       5.191
                             06/22/2007       5.134
                             06/25/2007       5.084
                             06/26/2007       5.082
                             06/27/2007       5.084
                             06/28/2007       5.107
                             06/29/2007       5.029
                             07/02/2007       4.993
                             07/03/2007       5.041
                             07/04/2007       5.041
                             07/05/2007       5.144
                             07/06/2007       5.187
                             07/09/2007       5.142
                             07/10/2007       5.025
                             07/11/2007       5.090
                             07/12/2007       5.128
                             07/13/2007       5.097
                             07/16/2007       5.043
                             07/17/2007       5.053
                             07/18/2007       5.032
                             07/19/2007       5.020
                             07/20/2007       4.954
                             07/23/2007       4.952
                             07/24/2007       4.913
                             07/25/2007       4.902
                             07/26/2007       4.790
                             07/27/2007       4.761
                             07/30/2007       4.806
                             07/31/2007       4.743
                             08/01/2007       4.796
                             08/02/2007       4.769
                             08/03/2007       4.688
                             08/06/2007       4.741
                             08/07/2007       4.772
                             08/08/2007       4.881
                             08/09/2007       4.772
                             08/10/2007       4.812
                             08/13/2007       4.764
                             08/14/2007       4.728
                             08/15/2007       4.728
                             08/16/2007       4.661
                             08/17/2007       4.689
                             08/20/2007       4.630
                             08/21/2007       4.594
                             08/22/2007       4.649
                             08/23/2007       4.649
                             08/24/2007       4.620
                             08/27/2007       4.567
                             08/28/2007       4.510
                             08/29/2007       4.563
                             08/30/2007       4.510
                             08/31/2007       4.533
                             09/03/2007       4.533
                             09/04/2007       4.551
                             09/05/2007       4.471
                             09/06/2007       4.511
                             09/07/2007       4.385
                             09/10/2007       4.326
                             09/11/2007       4.372
                             09/12/2007       4.414
                             09/13/2007       4.468
                             09/14/2007       4.458
                             09/17/2007       4.470
                             09/18/2007       4.476
                             09/19/2007       4.550
                             09/20/2007       4.700
                             09/21/2007       4.624
                             09/24/2007       4.632
                             09/25/2007       4.628
                             09/26/2007       4.624
                             09/27/2007       4.567
                             09/28/2007       4.590
                             10/01/2007       4.549
                             10/02/2007       4.526
                             10/03/2007       4.563
                             10/04/2007       4.514
                             10/05/2007       4.640
                             10/08/2007       4.640
                             10/09/2007       4.651
                             10/10/2007       4.653
                             10/11/2007       4.640
                             10/12/2007       4.685
                             10/15/2007       4.681
                             10/16/2007       4.651
                             10/17/2007       4.556
                             10/18/2007       4.493
                             10/19/2007       4.395
                             10/22/2007       4.415
                             10/23/2007       4.407
                             10/24/2007       4.343
                             10/25/2007       4.381
                             10/26/2007       4.405
                             10/29/2007       4.385
                             10/30/2007       4.383
                             10/31/2007       4.475


*Source: Bloomberg

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (CONTINUED)
--------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND

This fiscal year, the long maturity portion of the municipal market saw yields rise until late August. Twenty year bond yields rose from roughly 4.15% at the start of the fiscal year to 4.70% by late August. Rates moved lower in reaction to rate cuts initiated by the Federal Reserve. At the end of the fiscal year, rates were 4.30% for long AAA Municipals, which was above the beginning of the year's level. Of major concern this fiscal year was the worry that insured bonds would suffer downgrades as bond insurers suffered losses tied to the Sub-Prime Mortgage crisis. Your Fund was not affected by these concerns because it holds no insured issues as a matter of investment policy. The Fund's total return this fiscal year is +2.29%.

--------------------------------------------------------------------------------
                     20-YEAR AAA GENERAL OBLIGATION YIELDS*
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]

                             10/31/2006        4.16
                             11/01/2006        4.12
                             11/02/2006        4.09
                             11/03/2006        4.09
                             11/06/2006        4.17
                             11/07/2006        4.17
                             11/08/2006        4.13
                             11/09/2006        4.13
                             11/10/2006        4.13
                             11/13/2006        4.11
                             11/14/2006        4.12
                             11/15/2006        4.12
                             11/16/2006        4.11
                             11/17/2006        4.12
                             11/20/2006        4.10
                             11/21/2006        4.10
                             11/22/2006        4.10
                             11/23/2006        4.10
                             11/24/2006        4.10
                             11/27/2006        4.10
                             11/28/2006        4.10
                             11/29/2006        4.06
                             11/30/2006        4.05
                             12/01/2006        4.02
                             12/04/2006        3.99
                             12/05/2006        3.99
                             12/06/2006        3.99
                             12/07/2006        3.99
                             12/08/2006        4.00
                             12/11/2006        4.03
                             12/12/2006        4.03
                             12/13/2006        4.03
                             12/14/2006        4.07
                             12/15/2006        4.09
                             12/18/2006        4.08
                             12/19/2006        4.09
                             12/20/2006        4.10
                             12/21/2006        4.10
                             12/22/2006        4.09
                             12/25/2006        4.09
                             12/26/2006        4.10
                             12/27/2006        4.10
                             12/28/2006        4.12
                             12/29/2006        4.14
                             01/01/2007        4.14
                             01/02/2007        4.14
                             01/03/2007        4.14
                             01/04/2007        4.13
                             01/05/2007        4.10
                             01/08/2007        4.11
                             01/09/2007        4.11
                             01/10/2007        4.10
                             01/11/2007        4.12
                             01/12/2007        4.14
                             01/15/2007        4.14
                             01/16/2007        4.17
                             01/17/2007        4.19
                             01/18/2007        4.19
                             01/19/2007        4.19
                             01/22/2007        4.20
                             01/23/2007        4.20
                             01/24/2007        4.20
                             01/25/2007        4.20
                             01/26/2007        4.22
                             01/29/2007        4.23
                             01/30/2007        4.24
                             01/31/2007        4.24
                             02/01/2007        4.23
                             02/02/2007        4.23
                             02/05/2007        4.23
                             02/06/2007        4.23
                             02/07/2007        4.21
                             02/08/2007        4.20
                             02/09/2007        4.19
                             02/12/2007        4.19
                             02/13/2007        4.19
                             02/14/2007        4.19
                             02/15/2007        4.15
                             02/16/2007        4.11
                             02/19/2007        4.11
                             02/20/2007        4.10
                             02/21/2007        4.10
                             02/22/2007        4.11
                             02/23/2007        4.11
                             02/26/2007        4.08
                             02/27/2007        4.06
                             02/28/2007        4.02
                             03/01/2007        4.04
                             03/02/2007        4.04
                             03/05/2007        4.03
                             03/06/2007        4.03
                             03/07/2007        4.03
                             03/08/2007        4.03
                             03/09/2007        4.04
                             03/12/2007        4.08
                             03/13/2007        4.07
                             03/14/2007        4.05
                             03/15/2007        4.05
                             03/16/2007        4.05
                             03/19/2007        4.05
                             03/20/2007        4.06
                             03/21/2007        4.05
                             03/22/2007        4.06
                             03/23/2007        4.10
                             03/26/2007        4.11
                             03/27/2007        4.11
                             03/28/2007        4.13
                             03/29/2007        4.14
                             03/30/2007        4.16
                             04/02/2007        4.18
                             04/03/2007        4.18
                             04/04/2007        4.19
                             04/05/2007        4.20
                             04/06/2007        4.20
                             04/09/2007        4.23
                             04/10/2007        4.26
                             04/11/2007        4.25
                             04/12/2007        4.25
                             04/13/2007        4.25
                             04/16/2007        4.27
                             04/17/2007        4.27
                             04/18/2007        4.27
                             04/19/2007        4.23
                             04/20/2007        4.21
                             04/23/2007        4.21
                             04/24/2007        4.21
                             04/25/2007        4.20
                             04/26/2007        4.20
                             04/27/2007        4.21
                             04/30/2007        4.20
                             05/01/2007        4.18
                             05/02/2007        4.18
                             05/03/2007        4.18
                             05/04/2007        4.20
                             05/07/2007        4.18
                             05/08/2007        4.18
                             05/09/2007        4.17
                             05/10/2007        4.17
                             05/11/2007        4.18
                             05/14/2007        4.18
                             05/15/2007        4.20
                             05/16/2007        4.22
                             05/17/2007        4.23
                             05/18/2007        4.26
                             05/21/2007        4.28
                             05/22/2007        4.30
                             05/23/2007        4.32
                             05/24/2007        4.34
                             05/25/2007        4.34
                             05/28/2007        4.34
                             05/29/2007        4.34
                             05/30/2007        4.35
                             05/31/2007        4.35
                             06/01/2007        4.37
                             06/04/2007        4.41
                             06/05/2007        4.41
                             06/06/2007        4.43
                             06/07/2007        4.43
                             06/08/2007        4.50
                             06/11/2007        4.52
                             06/12/2007        4.53
                             06/13/2007        4.59
                             06/14/2007        4.60
                             06/15/2007        4.61
                             06/18/2007        4.58
                             06/19/2007        4.58
                             06/20/2007        4.58
                             06/21/2007        4.59
                             06/22/2007        4.59
                             06/25/2007        4.58
                             06/26/2007        4.56
                             06/27/2007        4.56
                             06/28/2007        4.56
                             06/29/2007        4.56
                             07/02/2007        4.54
                             07/03/2007        4.54
                             07/04/2007        4.54
                             07/05/2007        4.54
                             07/06/2007        4.54
                             07/09/2007        4.59
                             07/10/2007        4.58
                             07/11/2007        4.51
                             07/12/2007        4.50
                             07/13/2007        4.51
                             07/16/2007        4.50
                             07/17/2007        4.49
                             07/18/2007        4.50
                             07/19/2007        4.47
                             07/20/2007        4.46
                             07/23/2007        4.44
                             07/24/2007        4.44
                             07/25/2007        4.44
                             07/26/2007        4.43
                             07/27/2007        4.40
                             07/30/2007        4.39
                             07/31/2007        4.39
                             08/01/2007        4.38
                             08/02/2007        4.38
                             08/03/2007        4.38
                             08/06/2007        4.38
                             08/07/2007        4.41
                             08/08/2007        4.43
                             08/09/2007        4.49
                             08/10/2007        4.49
                             08/13/2007        4.49
                             08/14/2007        4.49
                             08/15/2007        4.51
                             08/16/2007        4.52
                             08/17/2007        4.60
                             08/20/2007        4.65
                             08/21/2007        4.65
                             08/22/2007        4.65
                             08/23/2007        4.67
                             08/24/2007        4.67
                             08/27/2007        4.70
                             08/28/2007        4.70
                             08/29/2007        4.66
                             08/30/2007        4.59
                             08/31/2007        4.59
                             09/03/2007        4.59
                             09/04/2007        4.59
                             09/05/2007        4.59
                             09/06/2007        4.53
                             09/07/2007        4.47
                             09/10/2007        4.35
                             09/11/2007        4.29
                             09/12/2007        4.29
                             09/13/2007        4.29
                             09/14/2007        4.32
                             09/17/2007        4.33
                             09/18/2007        4.34
                             09/19/2007        4.36
                             09/20/2007        4.38
                             09/21/2007        4.45
                             09/24/2007        4.46
                             09/25/2007        4.47
                             09/26/2007        4.46
                             09/27/2007        4.46
                             09/28/2007        4.44
                             10/01/2007        4.42
                             10/02/2007        4.41
                             10/03/2007        4.38
                             10/04/2007        4.38
                             10/05/2007        4.36
                             10/08/2007        4.36
                             10/09/2007        4.40
                             10/10/2007        4.41
                             10/11/2007        4.42
                             10/12/2007        4.43
                             10/15/2007        4.43
                             10/16/2007        4.43
                             10/17/2007        4.42
                             10/18/2007        4.37
                             10/19/2007        4.33
                             10/22/2007        4.29
                             10/23/2007        4.28
                             10/24/2007        4.28
                             10/25/2007        4.26
                             10/26/2007        4.27
                             10/29/2007        4.29
                             10/30/2007        4.30
                             10/31/2007        4.32

*Source: Bloomberg

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (CONTINUED)
--------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND

The Fund's U.S. Treasury section followed the duration management similar to the Total Return U.S. Treasury Fund where the Fund's duration was longer as rates rose than it was in January, 2007. The Canadian dollar rose significantly in value versus the U.S. dollar this fiscal year. The Fund's total return was helped by this substantial change in relative value. Please see chart below. The Mexican peso gained modestly versus the U.S. dollar this fiscal year meaning that the higher rates in Mexico plus the currency change helped the Fund's performance. The Fund's total return for the fiscal year is +6.71% for ISI Class A Shares and +6.03% for ISI Class C Shares.

--------------------------------------------------------------------------------
                  CANADIAN DOLLAR COMPARED AGAINST US DOLLAR*
--------------------------------------------------------------------------------

                                [LINE CHART OMITTED]

                             10/31/2006          0.8913
                             11/01/2006          0.8832
                             11/02/2006          0.8824
                             11/03/2006          0.8850
                             11/06/2006          0.8849
                             11/07/2006          0.8852
                             11/08/2006          0.8856
                             11/09/2006          0.8853
                             11/10/2006          0.8832
                             11/13/2006          0.8790
                             11/14/2006          0.8792
                             11/15/2006          0.8782
                             11/16/2006          0.8753
                             11/17/2006          0.8720
                             11/20/2006          0.8723
                             11/21/2006          0.8724
                             11/22/2006          0.8760
                             11/23/2006          0.8758
                             11/24/2006          0.8813
                             11/27/2006          0.8823
                             11/28/2006          0.8845
                             11/29/2006          0.8785
                             11/30/2006          0.8768
                             12/01/2006          0.8742
                             12/04/2006          0.8768
                             12/05/2006          0.8754
                             12/06/2006          0.8710
                             12/07/2006          0.8698
                             12/08/2006          0.8701
                             12/11/2006          0.8714
                             12/12/2006          0.8677
                             12/13/2006          0.8644
                             12/14/2006          0.8639
                             12/15/2006          0.8637
                             12/18/2006          0.8641
                             12/19/2006          0.8676
                             12/20/2006          0.8703
                             12/21/2006          0.8658
                             12/22/2006          0.8630
                             12/25/2006          0.8643
                             12/26/2006          0.8611
                             12/27/2006          0.8605
                             12/28/2006          0.8617
                             12/29/2006          0.8576
                             01/01/2007          0.8577
                             01/02/2007          0.8580
                             01/03/2007          0.8522
                             01/04/2007          0.8493
                             01/05/2007          0.8525
                             01/08/2007          0.8509
                             01/09/2007          0.8497
                             01/10/2007          0.8516
                             01/11/2007          0.8490
                             01/12/2007          0.8543
                             01/15/2007          0.8559
                             01/16/2007          0.8503
                             01/17/2007          0.8527
                             01/18/2007          0.8516
                             01/19/2007          0.8530
                             01/22/2007          0.8458
                             01/23/2007          0.8470
                             01/24/2007          0.8482
                             01/25/2007          0.8453
                             01/26/2007          0.8476
                             01/29/2007          0.8454
                             01/30/2007          0.8479
                             01/31/2007          0.8498
                             02/01/2007          0.8485
                             02/02/2007          0.8443
                             02/05/2007          0.8456
                             02/06/2007          0.8461
                             02/07/2007          0.8442
                             02/08/2007          0.8454
                             02/09/2007          0.8530
                             02/12/2007          0.8508
                             02/13/2007          0.8571
                             02/14/2007          0.8577
                             02/15/2007          0.8599
                             02/16/2007          0.8597
                             02/19/2007          0.8590
                             02/20/2007          0.8547
                             02/21/2007          0.8620
                             02/22/2007          0.8606
                             02/23/2007          0.8623
                             02/26/2007          0.8616
                             02/27/2007          0.8568
                             02/28/2007          0.8547
                             03/01/2007          0.8528
                             03/02/2007          0.8493
                             03/05/2007          0.8466
                             03/06/2007          0.8498
                             03/07/2007          0.8486
                             03/08/2007          0.8473
                             03/09/2007          0.8531
                             03/12/2007          0.8534
                             03/13/2007          0.8509
                             03/14/2007          0.8503
                             03/15/2007          0.8494
                             03/16/2007          0.8503
                             03/19/2007          0.8495
                             03/20/2007          0.8609
                             03/21/2007          0.8653
                             03/22/2007          0.8640
                             03/23/2007          0.8616
                             03/26/2007          0.8609
                             03/27/2007          0.8641
                             03/28/2007          0.8628
                             03/29/2007          0.8629
                             03/30/2007          0.8664
                             04/02/2007          0.8648
                             04/03/2007          0.8630
                             04/04/2007          0.8625
                             04/05/2007          0.8687
                             04/06/2007          0.8686
                             04/09/2007          0.8674
                             04/10/2007          0.8716
                             04/11/2007          0.8775
                             04/12/2007          0.8813
                             04/13/2007          0.8789
                             04/16/2007          0.8837
                             04/17/2007          0.8843
                             04/18/2007          0.8866
                             04/19/2007          0.8853
                             04/20/2007          0.8899
                             04/23/2007          0.8912
                             04/24/2007          0.8914
                             04/25/2007          0.8970
                             04/26/2007          0.8914
                             04/27/2007          0.8957
                             04/30/2007          0.9011
                             05/01/2007          0.9001
                             05/02/2007          0.9018
                             05/03/2007          0.9030
                             05/04/2007          0.9028
                             05/07/2007          0.9074
                             05/08/2007          0.9051
                             05/09/2007          0.9048
                             05/10/2007          0.9000
                             05/11/2007          0.9003
                             05/14/2007          0.9043
                             05/15/2007          0.9102
                             05/16/2007          0.9053
                             05/17/2007          0.9091
                             05/18/2007          0.9185
                             05/21/2007          0.9220
                             05/22/2007          0.9204
                             05/23/2007          0.9240
                             05/24/2007          0.9228
                             05/25/2007          0.9256
                             05/28/2007          0.9259
                             05/29/2007          0.9314
                             05/30/2007          0.9309
                             05/31/2007          0.9355
                             06/01/2007          0.9426
                             06/04/2007          0.9446
                             06/05/2007          0.9403
                             06/06/2007          0.9446
                             06/07/2007          0.9391
                             06/08/2007          0.9427
                             06/11/2007          0.9434
                             06/12/2007          0.9365
                             06/13/2007          0.9377
                             06/14/2007          0.9358
                             06/15/2007          0.9365
                             06/18/2007          0.9336
                             06/19/2007          0.9413
                             06/20/2007          0.9378
                             06/21/2007          0.9304
                             06/22/2007          0.9358
                             06/25/2007          0.9343
                             06/26/2007          0.9350
                             06/27/2007          0.9341
                             06/28/2007          0.9441
                             06/29/2007          0.9385
                             07/02/2007          0.9471
                             07/03/2007          0.9422
                             07/04/2007          0.9455
                             07/05/2007          0.9469
                             07/06/2007          0.9529
                             07/09/2007          0.9524
                             07/10/2007          0.9486
                             07/11/2007          0.9485
                             07/12/2007          0.9562
                             07/13/2007          0.9546
                             07/16/2007          0.9581
                             07/17/2007          0.9580
                             07/18/2007          0.9581
                             07/19/2007          0.9587
                             07/20/2007          0.9535
                             07/23/2007          0.9553
                             07/24/2007          0.9654
                             07/25/2007          0.9599
                             07/26/2007          0.9492
                             07/27/2007          0.9397
                             07/30/2007          0.9370
                             07/31/2007          0.9374
                             08/01/2007          0.9468
                             08/02/2007          0.9503
                             08/03/2007          0.9462
                             08/06/2007          0.9500
                             08/07/2007          0.9479
                             08/08/2007          0.9536
                             08/09/2007          0.9449
                             08/10/2007          0.9495
                             08/13/2007          0.9488
                             08/14/2007          0.9369
                             08/15/2007          0.9271
                             08/16/2007          0.9292
                             08/17/2007          0.9432
                             08/20/2007          0.9477
                             08/21/2007          0.9413
                             08/22/2007          0.9416
                             08/23/2007          0.9493
                             08/24/2007          0.9506
                             08/27/2007          0.9484
                             08/28/2007          0.9397
                             08/29/2007          0.9434
                             08/30/2007          0.9446
                             08/31/2007          0.9474
                             09/03/2007          0.9498
                             09/04/2007          0.9529
                             09/05/2007          0.9489
                             09/06/2007          0.9504
                             09/07/2007          0.9477
                             09/10/2007          0.9505
                             09/11/2007          0.9593
                             09/12/2007          0.9646
                             09/13/2007          0.9670
                             09/14/2007          0.9708
                             09/17/2007          0.9732
                             09/18/2007          0.9873
                             09/19/2007          0.9851
                             09/20/2007          0.9976
                             09/21/2007          0.9993
                             09/24/2007          0.9979
                             09/25/2007          0.9963
                             09/26/2007          0.9962
                             09/27/2007          0.9984
                             09/28/2007          1.0075
                             10/01/2007          1.0083
                             10/02/2007          1.0025
                             10/03/2007          1.0017
                             10/04/2007          1.0031
                             10/05/2007          1.0197
                             10/08/2007          1.0134
                             10/09/2007          1.0189
                             10/10/2007          1.0187
                             10/11/2007          1.0238
                             10/12/2007          1.0284
                             10/15/2007          1.0239
                             10/16/2007          1.0214
                             10/17/2007          1.0261
                             10/18/2007          1.0271
                             10/19/2007          1.0345
                             10/22/2007          1.0220
                             10/23/2007          1.0346
                             10/24/2007          1.0322
                             10/25/2007          1.0344
                             10/26/2007          1.0392
                             10/29/2007          1.0482
                             10/30/2007          1.0494
                             10/31/2007          1.0607

*Source: Bloomberg

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (CONTINUED)
--------------------------------------------------------------------------------

ISI STRATEGY FUND

During the fiscal year, the Fund's equity representation moved up from 77% at the beginning of the year to 83% at year end. The present allocation is neutral, with 75% in equities. The overweighting in equities helped performance because the Dow Jones Wilshire 5000 Index was up 15.28% whereas the Lehman Treasury
Index was up only 5.91%. ISI expects that the current slowdown in the U.S. economy will end with an equity-friendly Mid-cycle slowdown, as was the case in 1995. The equity and bond portions of the Fund's portfolio are actively managed. The equity portion uses the Sub-advisor's Dynamic Alpha model to select individual investments. The bond portion follows the duration management of the Total Return US Treasury Fund. The Fund's total return over the fiscal year is +13.79%. Please see chart below showing the rise in the equity benchmark over the fiscal year.

--------------------------------------------------------------------------------
                         DOW JONES WILSHIRE 5000 INDEX*
--------------------------------------------------------------------------------

                              [LINE CHART OMITTED]

                             10/31/2006      13829.07
                             11/01/2006      13709.18
                             11/02/2006      13698.29
                             11/03/2006      13683.52
                             11/06/2006      13843.39
                             11/07/2006      13871.53
                             11/08/2006      13914.28
                             11/09/2006      13837.86
                             11/10/2006      13876.47
                             11/13/2006      13913.90
                             11/14/2006      14017.69
                             11/15/2006      14067.79
                             11/16/2006      14090.95
                             11/17/2006      14098.12
                             11/20/2006      14103.85
                             11/21/2006      14136.22
                             11/22/2006      14174.47
                             11/24/2006      14136.25
                             11/27/2006      13918.86
                             11/28/2006      13961.22
                             11/29/2006      14094.77
                             11/30/2006      14116.71
                             12/01/2006      14077.72
                             12/04/2006      14217.70
                             12/05/2006      14272.06
                             12/06/2006      14257.78
                             12/07/2006      14199.99
                             12/08/2006      14221.88
                             12/11/2006      14247.70
                             12/12/2006      14222.03
                             12/13/2006      14234.87
                             12/14/2006      14347.53
                             12/15/2006      14356.88
                             12/18/2006      14289.29
                             12/19/2006      14311.75
                             12/20/2006      14300.45
                             12/21/2006      14244.89
                             12/22/2006      14177.66
                             12/26/2006      14240.98
                             12/27/2006      14346.85
                             12/28/2006      14324.84
                             12/29/2006      14257.55
                             01/02/2007      14257.55
                             01/03/2007      14246.71
                             01/04/2007      14269.90
                             01/05/2007      14164.80
                             01/08/2007      14197.15
                             01/09/2007      14204.71
                             01/10/2007      14242.55
                             01/11/2007      14350.24
                             01/12/2007      14426.00
                             01/16/2007      14432.49
                             01/17/2007      14417.26
                             01/18/2007      14350.88
                             01/19/2007      14405.79
                             01/22/2007      14329.75
                             01/23/2007      14391.57
                             01/24/2007      14517.85
                             01/25/2007      14358.67
                             01/26/2007      14354.90
                             01/29/2007      14359.45
                             01/30/2007      14438.68
                             01/31/2007      14531.92
                             02/01/2007      14615.38
                             02/02/2007      14642.45
                             02/05/2007      14626.09
                             02/06/2007      14646.91
                             02/07/2007      14681.86
                             02/08/2007      14667.55
                             02/09/2007      14556.05
                             02/12/2007      14502.87
                             02/13/2007      14611.92
                             02/14/2007      14712.55
                             02/15/2007      14731.90
                             02/16/2007      14733.65
                             02/20/2007      14796.54
                             02/21/2007      14786.12
                             02/22/2007      14778.71
                             02/23/2007      14729.83
                             02/26/2007      14703.66
                             02/27/2007      14203.20
                             02/28/2007      14271.61
                             03/01/2007      14236.03
                             03/02/2007      14060.13
                             03/05/2007      13896.55
                             03/06/2007      14125.36
                             03/07/2007      14093.24
                             03/08/2007      14194.19
                             03/09/2007      14213.27
                             03/12/2007      14257.14
                             03/13/2007      13966.01
                             03/14/2007      14046.11
                             03/15/2007      14111.75
                             03/16/2007      14054.38
                             03/19/2007      14209.13
                             03/20/2007      14302.24
                             03/21/2007      14536.94
                             03/22/2007      14540.44
                             03/23/2007      14556.46
                             03/26/2007      14563.65
                             03/27/2007      14474.79
                             03/28/2007      14369.35
                             03/29/2007      14413.23
                             03/30/2007      14409.27
                             04/02/2007      14448.18
                             04/03/2007      14581.15
                             04/04/2007      14595.10
                             04/05/2007      14640.38
                             04/09/2007      14648.08
                             04/10/2007      14685.52
                             04/11/2007      14593.06
                             04/12/2007      14682.38
                             04/13/2007      14736.44
                             04/16/2007      14891.70
                             04/17/2007      14910.93
                             04/18/2007      14909.05
                             04/19/2007      14875.89
                             04/20/2007      15009.91
                             04/23/2007      14983.87
                             04/24/2007      14972.49
                             04/25/2007      15110.41
                             04/26/2007      15108.03
                             04/27/2007      15092.75
                             04/30/2007      14952.35
                             05/01/2007      14983.85
                             05/02/2007      15102.16
                             05/03/2007      15158.85
                             05/04/2007      15194.08
                             05/07/2007      15222.62
                             05/08/2007      15203.03
                             05/09/2007      15259.58
                             05/10/2007      15046.36
                             05/11/2007      15194.52
                             05/14/2007      15150.93
                             05/15/2007      15108.31
                             05/16/2007      15223.89
                             05/17/2007      15206.93
                             05/18/2007      15304.99
                             05/21/2007      15355.90
                             05/22/2007      15372.80
                             05/23/2007      15348.10
                             05/24/2007      15181.68
                             05/25/2007      15269.21
                             05/29/2007      15315.69
                             05/30/2007      15441.26
                             05/31/2007      15462.16
                             06/01/2007      15532.67
                             06/04/2007      15569.19
                             06/05/2007      15484.29
                             06/06/2007      15343.15
                             06/07/2007      15070.12
                             06/08/2007      15233.07
                             06/11/2007      15246.02
                             06/12/2007      15085.67
                             06/13/2007      15297.52
                             06/14/2007      15373.07
                             06/15/2007      15481.89
                             06/18/2007      15464.40
                             06/19/2007      15490.24
                             06/20/2007      15291.15
                             06/21/2007      15376.04
                             06/22/2007      15203.32
                             06/25/2007      15139.53
                             06/26/2007      15089.30
                             06/27/2007      15232.80
                             06/28/2007      15235.32
                             06/29/2007      15210.65
                             07/02/2007      15378.66
                             07/03/2007      15430.48
                             07/05/2007      15449.03
                             07/06/2007      15507.34
                             07/09/2007      15523.85
                             07/10/2007      15303.67
                             07/11/2007      15382.73
                             07/12/2007      15652.94
                             07/13/2007      15700.95
                             07/16/2007      15655.13
                             07/17/2007      15655.54
                             07/18/2007      15621.04
                             07/19/2007      15695.74
                             07/20/2007      15506.48
                             07/23/2007      15558.28
                             07/24/2007      15244.07
                             07/25/2007      15291.75
                             07/26/2007      14938.47
                             07/27/2007      14710.78
                             07/30/2007      14852.75
                             07/31/2007      14682.66
                             08/01/2007      14755.40
                             08/02/2007      14829.82
                             08/03/2007      14432.34
                             08/06/2007      14723.12
                             08/07/2007      14823.49
                             08/08/2007      15046.23
                             08/09/2007      14640.32
                             08/10/2007      14641.03
                             08/13/2007      14633.36
                             08/14/2007      14360.33
                             08/15/2007      14146.41
                             08/16/2007      14190.36
                             08/17/2007      14531.52
                             08/20/2007      14544.56
                             08/21/2007      14570.97
                             08/22/2007      14750.78
                             08/23/2007      14720.75
                             08/24/2007      14896.21
                             08/27/2007      14769.33
                             08/28/2007      14425.63
                             08/29/2007      14734.31
                             08/30/2007      14677.24
                             08/31/2007      14847.70
                             09/04/2007      15007.28
                             09/05/2007      14846.39
                             09/06/2007      14905.01
                             09/07/2007      14655.52
                             09/10/2007      14613.53
                             09/11/2007      14809.35
                             09/12/2007      14802.86
                             09/13/2007      14909.06
                             09/14/2007      14927.60
                             09/17/2007      14839.44
                             09/18/2007      15271.80
                             09/19/2007      15371.29
                             09/20/2007      15271.69
                             09/21/2007      15338.93
                             09/24/2007      15262.88
                             09/25/2007      15254.08
                             09/26/2007      15338.03
                             09/27/2007      15411.42
                             09/28/2007      15362.02
                             10/01/2007      15575.76
                             10/02/2007      15595.11
                             10/03/2007      15517.40
                             10/04/2007      15551.90
                             10/05/2007      15723.69
                             10/08/2007      15680.29
                             10/09/2007      15806.69
                             10/10/2007      15798.23
                             10/11/2007      15706.85
                             10/12/2007      15789.30
                             10/15/2007      15648.21
                             10/16/2007      15544.94
                             10/17/2007      15577.43
                             10/18/2007      15567.27
                             10/19/2007      15174.49
                             10/22/2007      15247.75
                             10/23/2007      15386.29
                             10/24/2007      15337.70
                             10/25/2007      15310.88
                             10/26/2007      15518.12
                             10/29/2007      15581.48
                             10/30/2007      15482.01
                             10/31/2007      15673.36



*Source: Bloomberg

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND -
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TOTAL RETURN US TREASURY FUND - ISI SHARES, LEHMAN BROTHERS TREASURY INDEX,
                LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX AND
                   LEHMAN BROTHERS LONG-TERM TREASURY INDEX:
       VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2007)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                             Lehman Brothers
                 Total Return                 Intermediate  Lehman Brothers
                 US Treasury  Lehman Brothers   Treasury       Long-Term
                     Fund     Treasury Index     Index      Treasury Index
                  ----------   --------------     -----      --------------
    10/31/1997      $9,700       $10,000        $10,000         $10,000
    11/30/1997       9,771        10,052         10,023          10,133
    12/31/1997       9,909        10,158         10,105          10,303
     1/31/1998      10,059        10,314         10,241          10,512
     2/28/1998      10,013        10,283         10,227          10,437
     3/31/1998      10,035        10,311         10,258          10,458
     4/30/1998      10,058        10,357         10,306          10,498
     5/31/1998      10,201        10,464         10,378          10,698
     6/30/1998      10,364        10,585         10,448          10,947
     7/31/1998      10,347        10,602         10,489          10,901
     8/31/1998      10,755        10,890         10,696          11,393
     9/30/1998      11,063        11,193         10,954          11,810
    10/31/1998      10,913        11,157         10,976          11,631
    11/30/1998      10,988        11,155         10,935          11,720
    12/31/1998      10,980        11,177         10,976          11,696
     1/31/1999      11,046        11,242         11,024          11,801
     2/28/1999      10,665        10,955         10,864          11,221
     3/31/1999      10,669        10,997         10,936          11,195
     4/30/1999      10,704        11,023         10,966          11,211
     5/31/1999      10,577        10,920         10,897          11,035
     6/30/1999      10,504        10,897         10,916          10,918
     7/31/1999      10,464        10,888         10,926          10,865
     8/31/1999      10,423        10,889         10,949          10,823
     9/30/1999      10,504        10,973         11,034          10,903
    10/31/1999      10,496        10,985         11,048          10,910
    11/30/1999      10,443        10,964         11,053          10,836
    12/31/1999      10,357        10,891         11,022          10,674
     1/31/2000      10,473        10,919         10,991          10,826
     2/29/2000      10,694        11,084         11,077          11,153
     3/31/2000      10,972        11,304         11,219          11,534
     4/30/2000      10,941        11,268         11,211          11,442
     5/31/2000      10,910        11,285         11,258          11,400
     6/30/2000      11,088        11,476         11,420          11,647
     7/31/2000      11,233        11,594         11,497          11,848
     8/31/2000      11,437        11,764         11,617          12,118
     9/30/2000      11,346        11,773         11,707          11,971
    10/31/2000      11,492        11,888         11,784          12,158
    11/30/2000      11,748        12,132         11,955          12,542
    12/31/2000      11,993        12,363         12,153          12,837
     1/31/2001      12,021        12,464         12,297          12,859
     2/28/2001      12,195        12,614         12,410          13,079
     3/31/2001      12,162        12,655         12,508          13,013
     4/30/2001      11,919        12,498         12,458          12,659
     5/31/2001      11,948        12,537         12,510          12,675
     6/30/2001      11,989        12,604         12,555          12,784
     7/31/2001      12,343        12,918         12,783          13,260
     8/31/2001      12,548        13,089         12,894          13,544
     9/30/2001      12,641        13,297         13,160          13,645
    10/31/2001      13,052        13,666         13,360          14,315
    11/30/2001      12,621        13,327         13,209          13,635
    12/31/2001      12,496        13,197         13,145          13,378
     1/31/2002      12,578        13,286         13,181          13,507
     2/28/2002      12,660        13,406         13,290          13,708
     3/31/2002      12,363        13,083         13,087          13,154
     4/30/2002      12,682        13,409         13,321          13,654
     5/31/2002      12,738        13,484         13,413          13,697
     6/30/2002      12,953        13,674         13,576          13,942
     7/31/2002      13,276        13,998         13,847          14,373
     8/31/2002      13,667        14,301         13,992          15,000
     9/30/2002      14,033        14,687         14,261          15,625
    10/31/2002      13,806        14,524         14,235          15,176
    11/30/2002      13,673        14,380         14,102          15,008
    12/31/2002      14,003        14,754         14,365          15,623
     1/31/2003      13,951        14,709         14,323          15,570
     2/28/2003      14,201        14,962         14,478          16,042
     3/31/2003      14,121        14,900         14,477          15,840
     4/30/2003      14,193        14,969         14,506          16,001
     5/31/2003      14,640        15,401         14,731          16,901
     6/30/2003      14,545        15,306         14,708          16,643
     7/31/2003      13,889        14,634         14,386          15,154
     8/31/2003      13,963        14,721         14,406          15,396
     9/30/2003      14,347        15,165         14,704          16,198
    10/31/2003      14,123        14,934         14,560          15,747
    11/30/2003      14,154        14,952         14,557          15,823
    12/31/2003      14,253        15,085         14,667          16,011
     1/31/2004      14,374        15,213         14,739          16,286
     2/29/2004      14,549        15,402         14,876          16,610
     3/31/2004      14,664        15,546         14,981          16,863
     4/30/2004      14,179        15,046         14,642          15,917
     5/31/2004      14,144        14,994         14,600          15,838
     6/30/2004      14,215        15,055         14,631          15,983
     7/31/2004      14,317        15,198         14,731          16,254
     8/31/2004      14,618        15,512         14,946          16,857
     9/30/2004      14,644        15,552         14,953          16,999
    10/31/2004      14,778        15,675         15,035          17,249
    11/30/2004      14,572        15,465         14,881          16,865
    12/31/2004      14,738        15,618         14,964          17,245
     1/31/2005      14,920        15,732         14,980          17,680
     2/28/2005      14,794        15,604         14,883          17,451
     3/31/2005      14,745        15,553         14,851          17,335
     4/30/2005      15,011        15,826         15,032          17,928
     5/31/2005      15,230        16,020         15,148          18,393
     6/30/2005      15,371        16,118         15,195          18,669
     7/31/2005      15,115        15,899         15,054          18,179
     8/31/2005      15,400        16,152         15,227          18,709
     9/30/2005      15,143        15,938         15,102          18,171
    10/31/2005      14,982        15,813         15,035          17,837
    11/30/2005      15,044        15,890         15,101          17,948
    12/31/2005      15,284        16,054         15,197          18,366
     1/31/2006      15,202        16,006         15,181          18,198
     2/28/2006      15,249        16,030         15,177          18,327
     3/31/2006      14,971        15,857         15,124          17,702
     4/30/2006      14,839        15,791         15,131          17,357
     5/31/2006      14,821        15,797         15,137          17,358
     6/30/2006      14,836        15,847         15,167          17,491
     7/31/2006      15,097        16,043         15,326          17,827
     8/31/2006      15,410        16,279         15,498          18,316
     9/30/2006      15,607        16,430         15,610          18,616
    10/31/2006      15,705        16,513         15,679          18,753
    11/30/2006      15,887        16,685         15,802          19,120
    12/31/2006      15,703        16,548         15,729          18,705
     1/31/2007      15,685        16,522         15,729          18,561
     2/28/2007      15,935        16,796         15,937          19,113
     3/31/2007      15,866        16,788         15,975          18,902
     4/30/2007      15,949        16,875         16,047          19,050
     5/31/2007      15,777        16,723         15,944          18,694
     6/30/2007      15,725        16,716         15,970          18,536
     7/31/2007      16,031        16,994         16,193          19,033
     8/31/2007      16,252        17,261         16,434          19,387
     9/30/2007      16,302        17,352         16,533          19,442
    10/31/2007      16,438        17,489         16,638          19,717

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS (WITH LOAD)                          AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                                   SINCE                                                    SINCE
OCTOBER 31, 2007      1 YEAR    3 YEARS   5 YEARS  10 YEARS  INCEPTION(2)     1 YEAR    3 YEARS    5 YEARS   10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
Total Return
  US Treasury
  Fund                 1.54%      7.85%    15.54%    64.38%     256.26%        1.54%      2.55%       2.93%     5.10%     6.83%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Treasury Index(3)    5.91%     11.57%    20.41%    74.89%     288.37%        5.91%      3.72%       3.79%     5.75%     7.34%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Intermediate
  Treasury Index(3)    6.11%     10.66%    16.88%    66.38%     245.46%        6.11%      3.43%       3.17%     5.22%     6.68%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Long-Term
  Treasury Index(3)    5.14%     14.31%    29.92%    97.17%     428.67%        5.14%      4.56%       5.37%     7.03%     9.08%
------------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 10.3 years. Performance would have been lower during the period if certain of the Fund's fees and expenses had not been waived.

(2) The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

(3) The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND -
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGED MUNICIPAL FUND, LEHMAN BROTHERS GENERAL OBLIGATION INDEX,
   LEHMAN BROTHERS PREREFUNDED MUNICIPAL BOND INDEX AND CONSUMER PRICE INDEX:
      VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2007)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                Lehman Brothers
                                Lehman Brothers   Prerefunded
                   Managed         General      Municipal Bond Consumer Price
                Municipal Fund  Obligation Index    Index         Index
                --------------  ----------------    -----         -----
   10/31/1997     $  9,700      $  10,000        $  10,000     $  10,000
   11/30/1997        9,741         10,047           10,022         9,994
   12/31/1997        9,895         10,190           10,109         9,981
    1/31/1998        9,995         10,295           10,197        10,000
    2/28/1998        9,973         10,303           10,225        10,019
    3/31/1998        9,977         10,312           10,223        10,037
    4/30/1998        9,917         10,257           10,191        10,056
    5/31/1998       10,098         10,427           10,318        10,074
    6/30/1998       10,121         10,464           10,355        10,087
    7/31/1998       10,135         10,489           10,394        10,099
    8/31/1998       10,319         10,655           10,505        10,111
    9/30/1998       10,446         10,798           10,592        10,124
   10/31/1998       10,432         10,800           10,631        10,149
   11/30/1998       10,456         10,836           10,665        10,149
   12/31/1998       10,494         10,870           10,682        10,142
    1/31/1999       10,618         11,013           10,798        10,167
    2/28/1999       10,546         10,957           10,798        10,179
    3/31/1999       10,532         10,961           10,796        10,210
    4/30/1999       10,566         10,992           10,828        10,285
    5/31/1999       10,459         10,930           10,789        10,285
    6/30/1999       10,293         10,769           10,695        10,285
    7/31/1999       10,332         10,812           10,759        10,316
    8/31/1999       10,223         10,749           10,759        10,340
    9/30/1999       10,174         10,758           10,793        10,390
   10/31/1999       10,055         10,665           10,782        10,408
   11/30/1999       10,185         10,773           10,836        10,415
   12/31/1999       10,095         10,706           10,806        10,415
    1/31/2000       10,024         10,666           10,820        10,446
    2/29/2000       10,186         10,773           10,863        10,507
    3/31/2000       10,439         10,989           10,956        10,594
    4/30/2000       10,337         10,933           10,950        10,600
    5/31/2000       10,266         10,875           10,950        10,613
    6/30/2000       10,563         11,155           11,108        10,668
    7/31/2000       10,717         11,302           11,207        10,693
    8/31/2000       10,862         11,464           11,306        10,693
    9/30/2000       10,768         11,405           11,296        10,749
   10/31/2000       10,904         11,525           11,366        10,767
   11/30/2000       11,008         11,606           11,424        10,774
   12/31/2000       11,334         11,880           11,584        10,767
    1/31/2001       11,386         12,009           11,748        10,835
    2/28/2001       11,428         12,045           11,791        10,879
    3/31/2001       11,513         12,151           11,875        10,903
    4/30/2001       11,343         12,025           11,821        10,947
    5/31/2001       11,460         12,147           11,934        10,996
    6/30/2001       11,546         12,222           11,997        11,015
    7/31/2001       11,708         12,396           12,114        10,984
    8/31/2001       11,891         12,596           12,261        10,984
    9/30/2001       11,816         12,569           12,308        11,033
   10/31/2001       11,968         12,697           12,418        10,996
   11/30/2001       11,859         12,585           12,333        10,978
   12/31/2001       11,782         12,484           12,280        10,934
    1/31/2002       11,937         12,689           12,459        10,959
    2/28/2002       12,081         12,844           12,594        11,002
    3/31/2002       11,836         12,599           12,338        11,064
    4/30/2002       12,037         12,858           12,574        11,126
    5/31/2002       12,127         12,929           12,653        11,126
    6/30/2002       12,217         13,074           12,781        11,132
    7/31/2002       12,364         13,235           12,919        11,145
    8/31/2002       12,535         13,386           13,030        11,182
    9/30/2002       12,796         13,657           13,218        11,200
   10/31/2002       12,579         13,436           13,064        11,219
   11/30/2002       12,522         13,370           13,021        11,219
   12/31/2002       12,810         13,632           13,290        11,194
    1/31/2003       12,741         13,609           13,274        11,244
    2/28/2003       12,915         13,797           13,423        11,330
    3/31/2003       12,926         13,823           13,402        11,399
    4/30/2003       13,020         13,913           13,470        11,374
    5/31/2003       13,266         14,219           13,696        11,355
    6/30/2003       13,148         14,151           13,658        11,368
    7/31/2003       12,652         13,681           13,340        11,380
    8/31/2003       12,795         13,808           13,419        11,423
    9/30/2003       13,152         14,204           13,714        11,460
   10/31/2003       13,068         14,109           13,645        11,448
   11/30/2003       13,200         14,225           13,709        11,417
   12/31/2003       13,308         14,326           13,787        11,405
    1/31/2004       13,308         14,397           13,837        11,460
    2/29/2004       13,546         14,623           14,007        11,522
    3/31/2004       13,431         14,584           13,927        11,597
    4/30/2004       13,073         14,255           13,670        11,634
    5/31/2004       12,982         14,236           13,611        11,702
    6/30/2004       13,039         14,292           13,649        11,739
    7/31/2004       13,231         14,465           13,788        11,720
    8/31/2004       13,486         14,741           14,017        11,726
    9/30/2004       13,530         14,813           14,036        11,751
   10/31/2004       13,625         14,929           14,110        11,813
   11/30/2004       13,495         14,799           14,008        11,819
   12/31/2004       13,653         14,961           14,120        11,776
    1/31/2005       13,761         15,073           14,147        11,801
    2/28/2005       13,695         15,014           14,091        11,869
    3/31/2005       13,566         14,910           13,990        11,962
    4/30/2005       13,792         15,141           14,161        12,042
    5/31/2005       13,879         15,245           14,205        12,030
    6/30/2005       13,965         15,327           14,282        12,036
    7/31/2005       13,873         15,239           14,207        12,092
    8/31/2005       14,012         15,391           14,301        12,153
    9/30/2005       13,906         15,287           14,257        12,302
   10/31/2005       13,788         15,191           14,195        12,327
   11/30/2005       13,837         15,262           14,235        12,228
   12/31/2005       13,982         15,387           14,304        12,178
    1/31/2006       14,018         15,430           14,339        12,271
    2/28/2006       14,107         15,519           14,364        12,296
    3/31/2006       13,961         15,407           14,301        12,364
    4/30/2006       13,892         15,397           14,326        12,469
    5/31/2006       13,982         15,467           14,386        12,531
    6/30/2006       13,874         15,410           14,329        12,556
    7/31/2006       14,056         15,586           14,462        12,593
    8/31/2006       14,292         15,818           14,609        12,618
    9/30/2006       14,383         15,925           14,694        12,556
   10/31/2006       14,433         16,013           14,753        12,488
   11/30/2006       14,516         16,140           14,820        12,469
   12/31/2006       14,439         16,083           14,796        12,488
    1/31/2007       14,422         16,038           14,774        12,526
    2/28/2007       14,610         16,239           14,908        12,594
    3/31/2007       14,539         16,208           14,932        12,709
    4/30/2007       14,591         16,256           14,964        12,791
    5/31/2007       14,520         16,187           14,926        12,877
    6/30/2007       14,421         16,107           14,905        12,902
    7/31/2007       14,542         16,249           15,020        12,917
    8/31/2007       14,512         16,246           15,109        12,899
    9/30/2007       14,730         16,468           15,246        12,934
   10/31/2007       14,769         16,511           15,316        12,971

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS (WITH LOAD)                          AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                                   SINCE                                                    SINCE
OCTOBER 31, 2007      1 YEAR    3 YEARS   5 YEARS  10 YEARS  INCEPTION(2)     1 YEAR    3 YEARS    5 YEARS   10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
Managed Municipal
  Fund                 -0.74%      5.09%   13.85%    47.69%     149.97%        -0.74%     1.67%       2.63%     3.98%     5.32%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  General Obligation
  Index(3)              3.09%     10.60%   22.89%    65.11%     194.77%         3.09%     3.41%       4.21%     5.14%     6.26%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Prerefunded
  Municipal
  Bond Index(3)         3.81%      8.55%   17.24%    53.16%     155.39%         3.81%     2.77%       3.23%     4.36%     5.41%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price
  Index(4)              3.87%      9.81%   15.62%    29.71%      34.01%         3.87%     3.17%       2.95%     2.64%     1.67%
------------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distributions of the Fund's income and capital gains may be subject to state and local taxes.

(2) The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

(3) The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Lehman Brothers Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(4)    The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND -
ISI CLASS A PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A SHARES, LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX, LEHMAN BROTHERS EMERGING AMERICAS INDEX: MEXICO
   SECTION / CITIGROUP US BROAD INVESTMENT-GRADE BOND INDEX MEXICO SECTOR AND
                             CONSUMER PRICE INDEX:
      VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2007)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                               Lehman Brothers Emerging
                                                Americas Index: Mexico
                North American                    Section/Citigroup
                   Government    Lehman Brothers US Broad Investment-   Consumer
                Bond Fund - ISI   Intermediate    Grade Bond Index       Price
                 Class A Shares  Treasury Index     Mexico Sector        Index
                 --------------  --------------   -----------------      -----
   10/31/1997       $  9,700       $  10,000        $  10,000         $  10,000
   11/30/1997          9,790          10,023           10,253             9,994
   12/31/1997          9,959          10,105           10,467             9,981
    1/31/1998         10,050          10,241           10,688            10,000
    2/28/1998         10,027          10,227           10,784            10,019
    3/31/1998         10,074          10,258           10,869            10,037
    4/30/1998         10,120          10,306           10,900            10,056
    5/31/1998         10,178          10,378           10,804            10,074
    6/30/1998         10,295          10,448           10,753            10,087
    7/31/1998         10,307          10,489           10,856            10,099
    8/31/1998         10,486          10,696            9,148            10,111
    9/30/1998         10,738          10,954            9,459            10,124
   10/31/1998         10,665          10,976            9,782            10,149
   11/30/1998         10,763          10,935           10,422            10,149
   12/31/1998         10,799          10,976           10,392            10,142
    1/31/1999         10,837          11,024           10,280            10,167
    2/28/1999         10,586          10,864           10,333            10,179
    3/31/1999         10,674          10,936           10,815            10,210
    4/30/1999         10,763          10,966           11,153            10,285
    5/31/1999         10,584          10,897           10,668            10,285
    6/30/1999         10,597          10,916           10,813            10,285
    7/31/1999         10,584          10,926           10,698            10,316
    8/31/1999         10,571          10,949           10,809            10,340
    9/30/1999         10,651          11,034           11,065            10,390
   10/31/1999         10,638          11,048           11,270            10,408
   11/30/1999         10,664          11,053           11,593            10,415
   12/31/1999         10,624          11,022           11,896            10,415
    1/31/2000         10,706          10,991           11,808            10,446
    2/29/2000         10,926          11,077           12,364            10,507
    3/31/2000         11,189          11,219           12,691            10,594
    4/30/2000         11,133          11,211           12,517            10,600
    5/31/2000         11,119          11,258           12,273            10,613
    6/30/2000         11,246          11,420           12,756            10,668
    7/31/2000         11,431          11,497           13,065            10,693
    8/31/2000         11,618          11,617           13,393            10,693
    9/30/2000         11,574          11,707           13,424            10,749
   10/31/2000         11,662          11,784           13,291            10,767
   11/30/2000         11,912          11,955           13,493            10,774
   12/31/2000         12,120          12,153           13,693            10,767
    1/31/2001         12,180          12,297           13,948            10,835
    2/28/2001         12,330          12,410           13,850            10,879
    3/31/2001         12,391          12,508           13,907            10,903
    4/30/2001         12,299          12,458           13,989            10,947
    5/31/2001         12,375          12,510           14,311            10,996
    6/30/2001         12,453          12,555           14,595            11,015
    7/31/2001         12,718          12,783           14,627            10,984
    8/31/2001         12,907          12,894           14,925            10,984
    9/30/2001         12,924          13,160           14,551            11,033
   10/31/2001         13,371          13,360           15,128            10,996
   11/30/2001         13,033          13,209           15,198            10,978
   12/31/2001         12,952          13,145           15,404            10,934
    1/31/2002         13,033          13,181           15,650            10,959
    2/28/2002         13,132          13,290           16,132            11,002
    3/31/2002         12,933          13,087           15,889            11,064
    4/30/2002         13,117          13,321           16,253            11,126
    5/31/2002         13,133          13,413           16,262            11,126
    6/30/2002         13,232          13,576           16,001            11,132
    7/31/2002         13,484          13,847           15,822            11,145
    8/31/2002         13,840          13,992           16,489            11,182
    9/30/2002         14,077          14,261           16,458            11,200
   10/31/2002         13,935          14,235           16,795            11,219
   11/30/2002         13,879          14,102           17,155            11,219
   12/31/2002         14,101          14,365           17,616            11,194
    1/31/2003         14,009          14,323           17,533            11,244
    2/28/2003         14,219          14,478           17,878            11,330
    3/31/2003         14,215          14,477           18,222            11,399
    4/30/2003         14,463          14,506           18,859            11,374
    5/31/2003         14,985          14,731           19,434            11,355
    6/30/2003         14,926          14,708           19,361            11,368
    7/31/2003         14,245          14,386           18,541            11,380
    8/31/2003         14,241          14,406           18,753            11,423
    9/30/2003         14,664          14,704           19,497            11,460
   10/31/2003         14,511          14,560           19,279            11,448
   11/30/2003         14,432          14,557           19,361            11,417
   12/31/2003         14,581          14,667           19,626            11,405
    1/31/2004         14,731          14,739           19,831            11,460
    2/29/2004         14,885          14,876           20,238            11,522
    3/31/2004         15,002          14,981           20,624            11,597
    4/30/2004         14,435          14,642           19,682            11,634
    5/31/2004         14,337          14,600           19,561            11,702
    6/30/2004         14,357          14,631           19,627            11,739
    7/31/2004         14,536          14,731           20,023            11,720
    8/31/2004         14,815          14,946           20,706            11,726
    9/30/2004         14,895          14,953           20,766            11,751
   10/31/2004         15,037          15,035           21,054            11,813
   11/30/2004         14,956          14,881           20,910            11,819
   12/31/2004         15,180          14,964           21,272            11,776
    1/31/2005         15,303          14,980           21,615            11,801
    2/28/2005         15,179          14,883           21,600            11,869
    3/31/2005         15,117          14,851           21,063            11,962
    4/30/2005         15,367          15,032           21,400            12,042
    5/31/2005         15,701          15,148           22,059            12,030
    6/30/2005         15,931          15,195           22,278             2,036
    7/31/2005         15,742          15,054           22,215            12,092
    8/31/2005         16,038          15,227           22,594            12,153
    9/30/2005         15,889          15,102           22,580            12,302
   10/31/2005         15,698          15,035           22,317            12,327
   11/30/2005         15,869          15,101           22,734            12,228
   12/31/2005         16,126          15,197           22,951            12,178
    1/31/2006         16,126          15,181           22,987            12,271
    2/28/2006         16,191          15,177           23,275            12,296
    3/31/2006         15,822          15,124           22,519            12,364
    4/30/2006         15,735          15,131           22,419            12,469
    5/31/2006         15,713          15,137           22,080            12,531
    6/30/2006         15,713          15,167           22,196            12,556
    7/31/2006         16,044          15,326           22,878            12,593
    8/31/2006         16,355          15,498           23,478            12,618
    9/30/2006         16,489          15,610           23,636            12,556
   10/31/2006         16,645          15,679           23,960            12,488
   11/30/2006         16,756          15,802           24,204            12,469
   12/31/2006         16,644          15,729           24,478            12,488
    1/31/2007         16,508          15,729           24,343            12,526
    2/28/2007         16,712          15,937           24,444            12,594
    3/31/2007         16,781          15,975           24,888            12,709
    4/30/2007         16,918          16,047           24,917            12,791
    5/31/2007         16,849          15,944           25,190            12,877
    6/30/2007         16,803          15,970           25,257            12,902
    7/31/2007         17,035          16,193           25,408            12,917
    8/31/2007         17,268          16,434           25,510            12,899
    9/30/2007         17,455          16,533           25,624            12,934
   10/31/2007         17,761          16,638           25,776            12,971

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURNS (WITH LOAD)                          AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                                   SINCE                                                    SINCE
OCTOBER 31, 2007      1 YEAR    3 YEARS   5 YEARS  10 YEARS  INCEPTION(2)     1 YEAR    3 YEARS    5 YEARS   10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
North American
  Government Bond
  Fund - ISI Class A
  Shares               3.50%      14.57%   23.62%    77.61%     130.12%        3.50%      4.64%       4.33%     5.91%     5.80%
------------------------------------------------------------------------------------------------------------------------------------
North American
  Government Bond
  Fund - ISI Class C
  Shares               5.03%      15.87%      --        --       16.11%(3)     5.03%      5.03%         --        --      3.41%(3)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Intermediate
  Treasury Index(4)    6.11%      10.66%   16.88%    66.38%     120.15%        6.11%      3.43%       3.17%     5.22%     5.50%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Emerging Americas
  Index: Mexico
  Section / Citigroup
  US Broad
  Investment-Grade
  Bond Index
  Mexico Sector(5)     7.58%      22.42%   53.47%   157.76%     324.55%        7.58%      6.98%       8.94%     9.93%    48.03%
------------------------------------------------------------------------------------------------------------------------------------
Consumer
  Price Index(6)       3.87%       9.81%   15.62%    29.71%      50.55%        3.87%      3.17%       2.95%     2.64%     2.81%
------------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.
       Performance would have been lower during the period if certain of the Fund's fees and expenses had not been waived.

(2) ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

(3) ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through October 31, 2007 were 12.94% and 2.79%, respectively.

(4) The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(5)    Reflects the performance of the Lehman Brothers  Emerging Americas Index:
       Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Lehman Brothers Global Aggregate Index: Mexico from October 31, 2006 through October 31, 2007. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Lehman Brothers Global Aggregate
       Index: Mexico Section is an unmanaged sub-index of Lehman Brothers Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(6)    The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
ISI STRATEGY FUND -
PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             ISI STRATEGY FUND - DOW JONES WILSHIRE 5000 (FULL CAP)
                        INDEX AND CONSUMER PRICE INDEX:
      VALUE OF A $10,000 INVESTMENT (FOR 10 YEARS ENDED OCTOBER 31, 2007)
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


                                   Dow Jones
                                 Wilshire 5000
                  ISI Strategy     (Full Cap)  Consumer Price
                      Fund           Index         Index
                      ----           -----         -----
   10/31/1997      $  9,700       $  10,000     $  10,000
   11/30/1997         9,917          10,518         9,994
   12/31/1997        10,085          10,575         9,981
    1/31/1998        10,174          11,345        10,000
    2/28/1998        10,619          11,912        10,019
    3/31/1998        10,975          12,054        10,037
    4/30/1998        11,044          11,733        10,056
    5/31/1998        10,925          12,145        10,074
    6/30/1998        11,213          11,879        10,087
    7/31/1998        11,053          10,029        10,099
    8/31/1998        10,145          10,684        10,111
    9/30/1998        10,644          11,479        10,124
   10/31/1998        11,055          12,202        10,149
   11/30/1998        11,511          12,983        10,149
   12/31/1998        11,956          13,461        10,142
    1/31/1999        12,263          12,974        10,167
    2/28/1999        11,812          13,475        10,179
    3/31/1999        12,120          14,120        10,210
    4/30/1999        12,490          13,811        10,285
    5/31/1999        12,253          14,526        10,285
    6/30/1999        12,634          14,060        10,285
    7/31/1999        12,334          13,929        10,316
    8/31/1999        12,230          13,566        10,340
    9/30/1999        12,044          14,428        10,390
   10/31/1999        12,470          14,912        10,408
   11/30/1999        12,688          16,044        10,415
   12/31/1999        13,151          15,378        10,415
    1/31/2000        12,842          15,722        10,446
    2/29/2000        13,066          16,656        10,507
    3/31/2000        13,705          15,788        10,594
    4/30/2000        13,256          15,237        10,600
    5/31/2000        12,999          15,909        10,613
    6/30/2000        13,385          15,585        10,668
    7/31/2000        13,299          16,716        10,693
    8/31/2000        13,944          15,936        10,693
    9/30/2000        13,492          15,598        10,749
   10/31/2000        13,407          14,046        10,767
   11/30/2000        12,682          14,296        10,774
   12/31/2000        12,930          14,843        10,767
    1/31/2001        13,263          13,436        10,835
    2/28/2001        12,529          12,532        10,879
    3/31/2001        12,047          13,563        10,903
    4/30/2001        12,487          13,699        10,947
    5/31/2001        12,568          13,469        10,996
    6/30/2001        12,441          13,247        11,015
    7/31/2001        12,447          12,445        10,984
    8/31/2001        11,995          11,328        10,984
    9/30/2001        11,277          11,615        11,033
   10/31/2001        11,591          12,504        10,996
   11/30/2001        12,056          12,729        10,978
   12/31/2001        12,190          12,571        10,934
    1/31/2002        12,085          12,312        10,959
    2/28/2002        11,945          12,851        11,002
    3/31/2002        12,272          12,224        11,064
    4/30/2002        11,995          12,080        11,126
    5/31/2002        11,948          11,231        11,126
    6/30/2002        11,364          10,324        11,132
    7/31/2002        10,780          10,385        11,145
    8/31/2002        10,909           9,344        11,182
    9/30/2002        10,194          10,058        11,200
   10/31/2002        10,676          10,665        11,219
   11/30/2002        11,052          10,074        11,219
   12/31/2002        10,660           9,820        11,194
    1/31/2003        10,448           9,654        11,244
    2/28/2003        10,377           9,763        11,330
    3/31/2003        10,484          10,564        11,399
    4/30/2003        11,099          11,209        11,374
    5/31/2003        11,654          11,375        11,355
    6/30/2003        11,746          11,650        11,368
    7/31/2003        11,770          11,929        11,380
    8/31/2003        12,030          11,797        11,423
    9/30/2003        11,960          12,517        11,460
   10/31/2003        12,434          12,693        11,448
   11/30/2003        12,552          13,263        11,417
   12/31/2003        12,917          13,558        11,405
    1/31/2004        13,154          13,756        11,460
    2/29/2004        13,321          13,609        11,522
    3/31/2004        13,245          13,319        11,597
    4/30/2004        12,984          13,503        11,634
    5/31/2004        13,043          13,784        11,702
    6/30/2004        13,245          13,257        11,739
    7/31/2004        12,947          13,301        11,720
    8/31/2004        13,078          13,538        11,726
    9/30/2004        13,284          13,769        11,751
   10/31/2004        13,392          14,414        11,813
   11/30/2004        13,738          14,937        11,819
   12/31/2004        14,074          14,540        11,776
    1/31/2005        13,810          14,842        11,801
    2/28/2005        14,074          14,579        11,869
    3/31/2005        13,915          14,250        11,962
    4/30/2005        13,686          14,806        12,042
    5/31/2005        14,107          14,939        12,030
    6/30/2005        14,272          15,565        12,036
    7/31/2005        14,646          15,412        12,092
    8/31/2005        14,779          15,520        12,153
    9/30/2005        14,918          15,250        12,302
   10/31/2005        14,676          15,865        12,327
   11/30/2005        15,100          15,881        12,228
   12/31/2005        15,190          16,448        12,178
    1/31/2006        15,687          16,439        12,271
    2/28/2006        15,651          16,758        12,296
    3/31/2006        15,887          16,936        12,364
    4/30/2006        15,887          16,407        12,469
    5/31/2006        15,473          16,437        12,531
    6/30/2006        15,542          16,378        12,556
    7/31/2006        15,444          16,763        12,593
    8/31/2006        15,725          17,147        12,618
    9/30/2006        16,071          17,783        12,556
   10/31/2006        16,586          18,195        12,488
   11/30/2006        16,924          18,401        12,469
   12/31/2006        17,004          18,774        12,488
    1/31/2007        17,294          18,472        12,526
    2/28/2007        17,194          18,674        12,594
    3/31/2007        17,323          19,396        12,709
    4/30/2007        17,906          20,096        12,791
    5/31/2007        18,502          19,791        12,877
    6/30/2007        18,234          19,122        12,902
    7/31/2007        17,687          19,374        12,917
    8/31/2007        17,814          20,074        12,899
    9/30/2007        18,398          20,501        12,934
   10/31/2007        18,822          20,495        12,971

--------------------------------------------------------------------------------
ISI STRATEGY FUND -
PERFORMANCE COMPARISON(1) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                CUMULATIVE TOTAL RETURNS (WITH LOAD)                     AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                                        SINCE                                                SINCE
OCTOBER 31, 2007          1 YEAR   3 YEARS    5 YEARS   10 YEARS  INCEPTION(2)  1 YEAR   3 YEARS   5 YEARS   10 YEARS  INCEPTION(2)
------------------------------------------------------------------------------------------------------------------------------------
ISI Strategy Fund         10.37%    36.66%     71.50%    88.82%      85.89%     10.37%    10.97%    11.39%     6.56%      6.32%
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones Wilshire
  5000 (Full Cap)
  Index(3)                15.28%    48.91%    103.83%   104.95%      98.13%     15.28%    14.19%    15.31%     7.44%     57.75%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price
  Index(4)                 3.87%     9.81%     15.62%    29.71%     173.28%      3.87%     3.17%     2.95%     2.64%     10.48%
------------------------------------------------------------------------------------------------------------------------------------
Lipper Flexible
  Portfolio Funds
  Average(5)              16.40%    43.70%     83.27%    89.14%      93.46%     16.40%    12.85%    12.88%     6.58%      6.76%
------------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge.

(2) The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

(3) The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

(4)   The Consumer Price Index is a widely used measure of inflation.

(5) Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investment across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs for certain share classes, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

TOTAL RETURN US TREASURY FUND
                                            BEGINNING               ENDING
                                          ACCOUNT VALUE          ACCOUNT VALUE          EXPENSES PAID        ANNUALIZED
                                           MAY 1, 2007          OCTOBER 31, 2007       DURING PERIOD(1)        EXPENSE
-----------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return ............     $1,000.00              $1,030.70               $4.23                0.83%
Based on Hypothetical 5% Return ........     $1,000.00              $1,021.04               $4.21                0.83%
-----------------------------------------------------------------------------------------------------------------------

MANAGED MUNICIPAL FUND
                                            BEGINNING               ENDING
                                          ACCOUNT VALUE          ACCOUNT VALUE          EXPENSES PAID        ANNUALIZED
                                           MAY 1, 2007          OCTOBER 31, 2007       DURING PERIOD(1)        EXPENSE
-----------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return ............     $1,000.00              $1,012.20               $4.87                0.96%
Based on Hypothetical 5% Return ........     $1,000.00              $1,020.37               $4.89                0.96%
-----------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND CLASS A
                                            BEGINNING               ENDING
                                          ACCOUNT VALUE          ACCOUNT VALUE          EXPENSES PAID        ANNUALIZED
                                           MAY 1, 2007          OCTOBER 31, 2007       DURING PERIOD(1)        EXPENSE
-----------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return ............     $1,000.00              $1,049.80               $5.77                1.12%
Based on Hypothetical 5% Return ........     $1,000.00              $1,019.58               $5.68                1.12%
-----------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND CLASS C
                                            BEGINNING               ENDING
                                          ACCOUNT VALUE          ACCOUNT VALUE          EXPENSES PAID        ANNUALIZED
                                           MAY 1, 2007          OCTOBER 31, 2007       DURING PERIOD(1)        EXPENSE
-----------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return ............     $1,000.00              $1,046.50               $9.16                1.78%
Based on Hypothetical 5% Return ........     $1,000.00              $1,016.25               $9.03                1.78%
-----------------------------------------------------------------------------------------------------------------------

ISI STRATEGY FUND
                                            BEGINNING               ENDING
                                          ACCOUNT VALUE          ACCOUNT VALUE          EXPENSES PAID        ANNUALIZED
                                           MAY 1, 2007          OCTOBER 31, 2007       DURING PERIOD(1)        EXPENSE
-----------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return ............     $1,000.00              $1,054.50               $5.05                0.98%
Based on Hypothetical 5% Return ........     $1,000.00              $1,020.29               $4.97                0.98%
-----------------------------------------------------------------------------------------------------------------------

(1) Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 to reflect the half-year period.

--------------------------------------------------------------------------------
ISI FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PROFILES (AS A % OF NET ASSETS)                      OCTOBER 31, 2007

TOTAL RETURN US TREASURY FUND

US Treasury Obligations                                                  97.35%
Repurchase Agreements                                                     1.07%
Other Assets in Excess
   of Liabilities                                                         1.58%
                                                                       --------
                                                                        100.00%

MANAGED MUNICIPAL FUND

Aaa*                                                                     76.49%
Aa*                                                                      20.28%
Repurchase Agreements                                                     2.56%
Other Assets in Excess
   of Liabilities                                                         0.67%
                                                                       --------
                                                                        100.00%
* Ratings are based on Moody's Investors, Inc.

NORTH AMERICAN GOVERNMENT BOND FUND

Canadian Securities                                                       8.68%
Mexican Securities                                                       14.87%
US Treasury Securities                                                   75.32%
Repurchase Agreements                                                     0.68%
Other Assets in Excess
   of Liabilities                                                         0.45%
                                                                       --------
                                                                        100.00%

ISI STRATEGY FUND

Consumer Discretionary                                                    5.14%
Consumer Staples                                                          4.40%
Energy                                                                    9.65%
Financials                                                               14.14%
Health Care                                                              11.41%
Industrials                                                              10.55%
Information Technology                                                   16.22%
Materials                                                                 3.62%
Telecommunications Services                                               7.16%
Utilities                                                                 3.15%
US Treasury Obligations                                                  12.37%
Repurchase Agreements                                                     5.21%
Liabilities in excess of
   other Assets                                                          -3.02%
                                                                       --------
                                                                        100.00%

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2007

                                 INTEREST        MATURITY          PAR             MARKET
SECURITY                           RATE            DATE           VALUE             VALUE
--------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 97.35%
  US Treasury Bill                 4.070%(1)      3/20/08      $ 8,800,000      $  8,668,757
  US Treasury Bond(2)             10.375%        11/15/12       14,250,000        14,283,402
  US Treasury Bond                 7.625%         2/15/25       11,500,000        15,299,496
  US Treasury Bond                 6.000%         2/15/26       11,500,000        13,171,100
  US Treasury Bond                 6.750%         8/15/26        8,250,000        10,226,782
  US Treasury Bond                 6.375%         8/15/27       21,000,000        25,204,935
  US Treasury Note                 4.625%         2/29/08        5,000,000         5,010,550
  US Treasury Note                 5.500%         5/15/09       25,000,000        25,585,950
  US Treasury Note                 4.125%         8/15/10        3,000,000         3,015,471
  US Treasury Note                 4.125%         5/15/15        1,000,000           986,172
                                                                                ------------

    TOTAL US TREASURY OBLIGATIONS
        (COST $ 124,037,635) ..................................................  121,452,615
                                                                                ------------

REPURCHASE AGREEMENT - 1.07%
    JPMORGAN CHASE, N.A.
      $1,338,000, Dated 10/31/07, 4.100%, principal and interest in the amount of $1,338,152 due 11/1/07, collaterized by US Treasury Bond, par value of $995,000 due 5/15/17 with a value of $1,367,143
      (Cost $1,338,000) .......................................................    1,338,000
                                                                                ------------

TOTAL INVESTMENTS - 98.42%
        (COST $ 125,375,635)*..................................................  122,790,615
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.58%..................................    1,977,462
                                                                                ------------
NET ASSETS - 100.00%........................................................... $124,768,077
                                                                                ============

--------------------------------------------------------------------------------
(1)   Annualized yield at time of purchase, not a coupon rate.

(2)   Bond callable at par on 11/15/2007.

* Cost for Federal income tax purpose is $125,375,635 and net unrealized appreciation (depreciation) on a tax basis consists of:

         Gross Unrealized Appreciation......................  $   257,195
         Gross Unrealized Depreciation......................   (2,842,215)
                                                              -----------
         Net Unrealized Depreciation........................  $(2,585,020)
                                                              ===========


                       See Notes to Financial Statements.
18

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2007

                                                                                      RATINGS
                                                          INTEREST      MATURITY     (MOODY'S/       PAR         MARKET
SECURITY                                                    RATE          DATE        S&P)(1)       VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.77%
GENERAL OBLIGATIONS - 64.82%
Alexandria, VA, Capital Improvements .............         4.250%       6/15/21       Aaa/AAA   $ 3,300,000   $ 3,314,058
Arlington County, VA,
  State Aid Withholding ..........................         4.500%       1/15/28       Aaa/AAA     2,000,000     2,007,720
Arlington County, VA,
  State Aid Withholding ..........................         5.000%       10/1/14       Aaa/AAA     1,080,000     1,104,818
Cary, NC .........................................         5.000%        3/1/18       Aaa/AAA     2,000,000     2,111,920
Dallas, TX .......................................         4.000%       2/15/16       Aa1/AA+     2,450,000     2,461,687
Delaware State, Series A .........................         4.200%        1/1/20       Aaa/AAA     1,675,000     1,680,326
Du Page County, Il, Jail Project .................         5.600%        1/1/21       Aaa/AAA     1,600,000     1,794,496
Florida State, Board of Education,
  Public Education, Series I .....................         4.125%        6/1/21       Aa1/AAA     3,000,000     2,919,510
Georgia State, Series G ..........................         4.125%       10/1/23       Aaa/AAA     2,000,000     1,958,320
Henrico County, VA,
  Public Improvement .............................         4.250%       7/15/24       Aaa/AAA     2,830,000     2,806,766
Maryland State, Capital Improvements,
  Series A .......................................         4.000%       2/15/20       Aaa/AAA     4,000,000     3,959,600
Mecklenburg County, NC,
  Public Improvements, Series A ..................         4.000%        2/1/20       Aaa/AAA     3,000,000     2,966,910
Mecklenburg County, NC,
  Public Improvements, Series A ..................         4.250%        2/1/19       Aaa/AAA     2,000,000     2,019,120
Minnesota State ..................................         5.500%        6/1/18       Aa1/AAA     2,000,000     2,092,620
Missouri State, Fourth State Building,
  Series A .......................................         4.125%       10/1/19       Aaa/AAA     2,000,000     2,007,900
Montgomery County, MD,
  Public Improvements, Series A ..................         4.000%        5/1/21       Aaa/AAA     2,450,000     2,408,571
Salt Lake City, UT, School District,
  School Board Guaranty, Series A ................         4.500%        3/1/20        Aaa/NR     2,240,000     2,276,512
South Carolina State, Highway,
  Series B .......................................         5.000%        4/1/19       Aaa/AA+     1,000,000     1,047,920
Virginia State, Series B .........................         4.250%        6/1/26       Aaa/AAA     1,500,000     1,472,520
Washington State, Series F .......................         4.500%        7/1/27       Aa1/AA+     2,500,000     2,472,525
Washington, MD, Suburban Sanitation
  District, Water Supply .........................         4.250%        6/1/26       Aaa/AAA     2,500,000     2,457,325
                                                                                                              -----------
                                                                                                               47,341,144
                                                                                                              -----------
OTHER REVENUE - 4.13%
Texas, Water Development Board
  Revenue, State Revolving Fund - Senior
  Lien, Series A .................................         4.750%       7/15/20       Aaa/AAA     3,000,000     3,017,940
                                                                                                              -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2007

                                                                                      RATINGS
                                                          INTEREST      MATURITY     (MOODY'S/       PAR         MARKET
SECURITY                                                    RATE          DATE        S&P)(1)       VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.77% (CONTINUED)
PREREFUNDED ISSUES - 27.82%
Arlington County, VA, 10/1/08 @ 101,
  State Aid Withholding .............................      5.000%       10/1/14       Aaa/AAA   $   920,000   $   942,190
Charlotte, NC, Water & Sewer
  System Revenue, 6/1/09 @ 101 ......................      5.250%        6/1/24       Aa1/AAA     1,600,000     1,660,240
Chesterfield County, VA,
  1/15/10 @ 100 .....................................      5.625%       1/15/14       Aaa/AAA     1,350,000     1,413,085
Chesterfield County, VA,
  1/15/11 @ 100 .....................................      5.000%       1/15/20       Aaa/AAA     1,000,000     1,045,830
Florida State, Board of Education,
  Public Education Capital Outlay,
  Series A, 6/1/10 @ 101 ............................      5.125%        6/1/21       Aaa/AAA     1,000,000     1,050,820
Georgia State, Series D, Refundable
  Balance, 10/01/10 @ 100 ...........................      5.000%       10/1/17       Aaa/AAA       390,000       407,012
Guilford County, NC, Series B,
  10/1/10 @ 102 .....................................      5.250%       10/1/16       Aa1/AAA     3,000,000     3,206,730
Gwinnett County, GA, Water &
  Sewer Authority, 8/1/12 @ 100......................      5.250%        8/1/24       Aaa/AAA     1,500,000     1,612,170
Missouri State, Fourth State Building,
  Series A, 6/1/08 @ 100 ............................      5.000%        6/1/23       Aaa/AAA     2,000,000     2,018,220
North Carolina State, Public School
  Building, 4/1/09 @ 102 ............................      4.600%        4/1/17       Aaa/AAA     5,000,000     5,177,150
South Carolina State, State Institutional,
  Series A, 3/1/10 @ 101 ............................      5.300%        3/1/17       Aaa/AA+     1,700,000     1,787,295
                                                                                                              -----------
                                                                                                               20,320,742
                                                                                                              -----------
    TOTAL MUNICIPAL BONDS
       COST ($68,768,230) ..................................................................................  $70,679,826
                                                                                                              -----------

REPURCHASE AGREEMENT - 2.56%
    JPMORGAN CHASE, N.A.
      $1,868,000, Dated 10/31/07, 4.100%, principal and interest in the amount of $ 1,868,213 due 11/1/07, collaterized by US Treasury Bond, par value of $1,390,000 due 5/15/17 with a value of $1,909,879 (Cost $ 1,868,000) ............................................  $ 1,868,000
                                                                                                              -----------

TOTAL INVESTMENTS - 99.33%
      (COST $ 70,636,230)* .................................................................................  $72,547,826
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.67% ..............................................................      490,117
                                                                                                              -----------
NET ASSETS - 100.00% .......................................................................................  $73,037,943
                                                                                                              ===========


                       See Notes to Financial Statements.
20

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2007
--------------------------------------------------------------------------------

(1)   Moody's Municipal Bond Ratings:

            Aaa   Judged to be of the best quality

            Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

      S&P Municipal Bond Ratings:

            AAA   Of the highest quality.

            AA    The second  strongest  capacity for payment of debt  services.
                  Those  issues   determined   to  possess  very  strong  safety
                  characteristics are denoted with a plus (+) sign.

            NR    Not rated

      Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

* Cost for Federal income tax purpose is $70,636,230 and net unrealized appreciation (depreciation) on a tax basis consists of:

         Gross Unrealized Appreciation.....................  $ 2,089,238
         Gross Unrealized Depreciation.....................     (177,642)
                                                             -----------
         Net Unrealized Appreciation ......................  $ 1,911,596
                                                             ===========

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2007

                                          INTEREST       MATURITY    PAR/NOMINAL     MARKET
SECURITY                                    RATE           DATE        VALUE(1)       VALUE
-----------------------------------------------------------------------------------------------
CANADIAN SECURITIES - 8.68%
  Canadian Government Bond                  4.000%         6/1/17   C 12,500,000   $ 12,899,555
                                                                                   ------------

      TOTAL CANADIAN SECURITIES
        (COST $12,599,747) .....................................................   $ 12,899,555
                                                                                   ------------

MEXICAN SECURITIES - 14.87%
  Mexican Bono(2)                           9.000%       12/22/11   P 80,322,900   $  7,884,255
  Mexican Bono(2)                           9.000%       12/20/12     31,782,400      3,129,949
  Mexican Bono(2)                           8.000%       12/24/08     47,062,400      4,429,480
  Mexican Bono(2)                           8.000%       12/17/15     48,717,000      4,602,345
  Mexican Bono(2)                           7.250%       12/15/16     22,700,000      2,043,468
                                                                                   ------------

      TOTAL MEXICAN SECURITIES
        (COST $21,296,293) .....................................................   $ 22,089,497
                                                                                   ------------

US TREASURY SECURITIES - 75.32%
 US Treasury Bill                           4.070%(3)     3/20/08   $ 14,500,000   $ 14,283,747
 US Treasury Bond                           3.250%        8/15/08      5,500,000      5,463,480
 US Treasury Bond                           3.125%        9/15/08      2,000,000      1,984,376
 US Treasury Bond                           7.625%        2/15/25     10,100,000     13,436,949
 US Treasury Bond                           6.000%        2/15/26      2,000,000      2,290,626
 US Treasury Bond                           6.750%        8/15/26     10,250,000     12,706,003
 US Treasury Bond                           6.375%        8/15/27     15,600,000     18,723,666
 US Treasury Note                           3.000%        2/15/08      9,100,000      9,075,121
 US Treasury Note                           4.625%        2/29/08        500,000        501,055
 US Treasury Note                           5.000%        2/15/11     19,500,000     20,139,854
 US Treasury Note                           4.125%        5/15/15     10,500,000     10,354,806
 US Treasury Note                           4.750%        8/15/17      2,900,000      2,964,798
                                                                                   ------------

      TOTAL US TREASURY SECURITIES
        (COST $114,088,813) ....................................................   $111,924,481
                                                                                   ------------


                       See Notes to Financial Statements.
22

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2007

                                                                                        MARKET
SECURITY                                                                                 VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.68%
      JPMORGAN CHASE, N.A.
        $1,011,000, Dated 10/31/07, 4.100%, principal and interest in the amount of $1,011,115 due 11/1/07, collaterized by US Treasury Bond, par value of $755,000 due 5/15/17 with a value of $1,037,380
        (Cost $1,011,000) .........................................................   $  1,011,000
                                                                                      ------------

TOTAL INVESTMENTS -99.55%
        (COST $ 148,995,853)* .....................................................   $147,924,533
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.45% .....................................        671,952
                                                                                      ------------
NET ASSETS - 100.00% ..............................................................   $148,596,485
                                                                                      ============

--------------------------------------------------------------------------------
(1)   Par Value is shown in local currency:  Canadian dollars (C), Mexican pesos
      (P) and US dollars ($).

(2) Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

(3)   Annualized yield at time of purchase, not a coupon rate.

* Cost for Federal income tax purpose is $148,995,853 and net unrealized appreciation (depreciation) on a tax basis consists of:

           Gross Unrealized Appreciation....................  $ 1,453,416
           Gross Unrealized Depreciation....................   (2,524,736)
                                                              -----------
           Net Unrealized Depreciation......................  $(1,071,320)
                                                              ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2007

                                                                      MARKET
SECURITY                                               SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 85.44%
CONSUMER DISCRETIONARY - 5.14%
Acco Brands Corp.*                                      2,908       $    62,348
Amazon.com, Inc.*                                       6,000           534,900
Bed Bath & Beyond, Inc.*                                  200             6,788
Best Buy Co., Inc.                                        456            22,125
Copart, Inc.*                                           5,000           191,900
DreamWorks Animation SKG*                               3,439           111,974
Expedia, Inc.*                                          2,543            83,054
Genuine Parts Co.                                       1,450            71,151
Johnson Controls, Inc.                                  9,360           409,219
Liz Claiborne, Inc.                                     1,600            45,552
McDonald's Corp.                                       10,000           597,000
Nexcen Brands, Inc.*                                    5,000            30,700
Office Depot, Inc.*                                       100             1,876
Regis Corp.                                             4,211           141,490
Rent-A-Center, Inc.*                                    4,460            71,360
Revlon, Inc. - Class A*                                30,000            34,500
Sears Holdings Corp.*                                  11,200         1,509,648
Target Corp.                                            1,198            73,509
WABCO Holdings, Inc.                                      649            32,982
WESCO International, Inc.*                              1,093            50,988
Weight Watchers
   International, Inc.                                    160             8,198
Whirlpool Corp.                                           600            47,508
                                                                    -----------
                                                                      4,138,770
                                                                    -----------
CONSUMER STAPLES - 4.40%
Altria Group, Inc.                                      2,171           158,331
Bunge, Ltd.                                             4,276           492,552
Burger King Holdings, Inc.                              5,000           132,200
Coca-Cola Co.                                           5,000           308,800
Costco Wholesale Corp.                                  2,860           192,364
Hansen Natural Corp.*                                   5,000           340,000
Pepsico, Inc.                                           1,284            94,656
Pilgrim's Pride Corp.                                   9,119           270,834
Procter & Gamble Co.                                   10,644           739,971
Sally Beauty Holdings, Inc.*                           10,000            92,500
Sara Lee Corp.                                            300             4,962
Smithfield Foods, Inc.*                                 2,373            68,034
Wal-Mart Stores, Inc.                                  14,266           644,966
Williams Scotsman International*                           39             1,101
                                                                    -----------
                                                                      3,541,271
                                                                    -----------
ENERGY - 9.65%
Chevron Corp.                                           9,328           853,605
ConocoPhillips                                          8,650           734,904
Exterran Holdings, Inc.*                                1,000            84,200
Exxon Mobil Corp.                                      26,424         2,430,744
GlobalSantaFe Corp.                                    10,000           810,300
Halliburton Co.                                         5,000           197,100
Hess Corp.                                              3,439           246,267
Marathon Oil Corp.                                      9,000           532,170
Mariner Energy, Inc.*                                      94             2,350
National Oilwell Varco, Inc.*                          10,000           732,400
Reliant Resources, Inc.*                                4,417           121,556
Williams Cos., Inc.                                    28,100         1,025,369
                                                                    -----------
                                                                      7,770,965
                                                                    -----------
FINANCIALS - 14.14%
American International
   Group, Inc.                                         10,500           662,760
Aon Corp.                                              17,000           770,440
Bank of America Corp.                                   4,722           227,978
Bank of New York
   Mellon Corp. (The)                                     842            41,132
Bear Stearns Cos.                                         220            24,992
Blackrock, Inc.- Class A                                2,240           463,568
Boston Properties, Inc.                                 5,100           552,534
Charles Schwab Corp.                                   14,100           327,684
Citigroup, Inc.                                        12,702           532,214
CME Group, Inc.                                           800           533,000
Commerce Bancorp, Inc.                                  4,540           185,005
Discover Financial
   Services, LLC                                        6,240           120,432
E*TRADE Financial Corp.*                                  600             6,684
Fidelity National Financial, Inc.                         635             9,773
Goldman Sachs Group, Inc.                               5,000         1,239,600
Heartland Payment Systems, Inc.                         8,000           240,000
Host Hotels & Resorts, Inc.                             5,200           115,232
Lehman Brothers Holdings, Inc.                         10,800           684,072
Liberty Media Corp - Series A*                            379            47,367
Loews Corp.                                            13,000           638,170
Marsh & McLennan Cos., Inc.                            26,363           682,538
Merrill Lynch & Co.                                     6,120           404,042
MetLife, Inc.                                          10,000           688,500
Moody's Corp.                                           6,974           304,903
Old Republic International Corp.                          187             2,867


                       See Notes to Financial Statements.
24

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2007

                                                                      MARKET
SECURITY                                               SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 85.44% (CONTINUED)
FINANCIALS - 14.14% (CONTINUED)
PMI Group, Inc.                                          1,200      $    19,236
Prudential Financial, Inc.                               5,000          483,600
Public Storage, Inc.                                     5,186          419,910
Radian Group, Inc.                                         200            2,518
Regions Financial Corp.                                    546           14,808
SEI Investments Co.                                      6,400          202,368
State Street Corp.                                         300           23,931
Torchmark Corp.                                            200           13,032
Travelers Cos., Inc. (The)                                 100            5,221
US Bancorp                                               2,473           82,005
UnionBanCal Corp.                                        3,582          193,464
UnumProvident Corp.                                     18,038          421,007
Zions Bancorp.                                             100            5,911
                                                                    -----------
                                                                     11,392,498
                                                                    -----------
HEALTH CARE - 11.41%
Abbott Laboratories                                      4,335          236,778
Aetna, Inc.                                              5,400          303,318
Allergan, Inc.                                             420           28,384
Amerisourcebergen Corp.                                 10,000          471,100
Amgen, Inc.*                                             7,300          424,203
Baxter International, Inc.                                 500           30,005
Beckman Coulter, Inc.                                      100            7,082
Biogen Idec, Inc.*                                       1,000           74,440
Bristol-Myers Squibb Co.                                 2,247           67,388
CIGNA Corp.                                              8,046          422,335
Covance, Inc.*                                           5,000          412,500
CV Therapeutics, Inc.*                                   5,000           51,200
Eli Lilly & Co.                                          2,396          129,743
Express Scripts, Inc.*                                   5,000          315,500
Forest Laboratories, Inc.*                              10,000          390,700
Genentech, Inc.*                                         6,324          468,798
Genzyme Corp.*                                           5,000          379,850
Indevus Pharmaceuticals, Inc.*                           5,000           38,500
Johnson & Johnson                                       12,606          821,533
Landauer, Inc.                                             700           34,489
McKesson Corp.                                           4,700          310,670
Medtronic, Inc.                                          2,670          126,665
OSI Pharmaceuticals, Inc.*                               5,000          207,850
Owens & Minor, Inc.                                     10,000          405,400
PerkinElmer, Inc.                                        1,000           27,520
Pfizer, Inc.                                            56,763        1,396,937
PharMerica Corp.*                                          833           13,286
Schering-Plough Corp.                                    4,500          137,340
Sirona Dental Systems, Inc.*                             5,000          168,200
Unitedhealth Group, Inc.                                 6,548          321,834
WellPoint, Inc.*                                        10,000          792,300
Wyeth                                                    3,630          176,527
                                                                    -----------
                                                                      9,192,375
                                                                    -----------
INDUSTRIALS - 10.55%
3M Co.                                                   2,400          207,264
AGCO Corp.*                                              5,800          346,144
Boeing Corp.                                             7,730          762,101
Briggs & Stratton Corp.                                  2,925           65,842
Caterpillar, Inc.                                        3,220          240,244
EDO Corp.                                               17,000          986,000
Entegris, Inc.*                                          1,444           13,184
FTI Consulting, Inc.*                                    1,000           54,300
General Electric Co.                                    25,234        1,038,631
Goodrich Corp.                                           1,100           76,626
Hewitt Associates. Inc. Class - A*                       2,940          103,723
Honeywell International, Inc.                            3,500          211,435
Illinois Tool Works, Inc.                                4,438          254,120
International Rectifier Corp.*                           1,000           33,380
Manitowoc Co., Inc.                                     14,000          689,640
Northrop Grumman Corp.                                  10,000          836,200
Owens-Illinois, Inc.*                                    9,500          421,990
ProLogis                                                 5,000          358,700
Rockwell Automation, Inc.                                3,439          236,878
Textron, Inc.                                            9,600          664,416
Timken Co.                                              12,900          429,054
TRW Automotive
   Holdings Corp.*                                       8,000          237,520
United Technologies Corp.                                3,000          229,770
                                                                    -----------
                                                                      8,497,162
                                                                    -----------
INFORMATION TECHNOLOGY - 16.22%
Agilent Technologies, Inc.*                              5,105          188,119
Akamai Technologies, Inc.*                               5,000          195,950
Apple, Inc.*                                             5,848        1,110,828
Broadcom Corp. - Class A*                                6,950          226,223
Checkfree Corp.*                                         1,800           85,554
Cisco Systems, Inc.*                                    40,857        1,350,732


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2007

                                                                       MARKET
SECURITY                                                 SHARES         VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 85.44% (CONTINUED)
INFORMATION TECHNOLOGY - 16.22% (CONTINUED)
Computer Sciences Corp.*                                  15,000    $   875,850
Diebold, Inc.                                             10,000        418,400
eBay, Inc.*                                                2,840        102,524
Electronic Arts, Inc*                                     10,000        611,200
Electronic Data Systems Corp.                             33,000        712,470
Electronics for Imaging, Inc.*                             5,000        114,000
eSpeed, Inc.*                                              1,544         15,687
Fidelity National Information
   Services, Inc.                                            279         12,868
Google, Inc.*                                              2,200      1,555,400
Hewlett-Packard Co.                                       10,000        516,800
Integrated Device
   Technology, Inc.*                                      10,000        134,300
Intel Corp.                                                3,674         98,831
International Business
   Machines Corp.                                         13,422      1,558,563
Juniper Networks, Inc.*                                    1,795         64,620
LSI Logic Corp.*                                          20,000        132,000
Microsoft Corp.                                           30,146      1,109,674
MIPS Technologies, Inc.*                                   3,000         23,700
Move, Inc.*                                               20,000         50,800
NCR Corp.*                                                10,000        275,900
Seagate Technology                                         2,700         75,168
Skyworks Solutions, Inc.*                                  7,900         72,838
Sun Microsystems, Inc.*                                   43,560        248,728
Synopsys, Inc.*                                              630         17,804
Teradata Corp.*                                           10,000        285,300
Texas Instruments, Inc.                                   10,000        326,000
VeriSign, Inc.*                                            1,400         47,726
Volterra Semiconductor Corp.*                              3,000         36,870
Yahoo!, Inc.*                                              9,481        294,859
Zoran Corp.*                                               4,600        117,300
                                                                    -----------
                                                                     13,063,586
                                                                    -----------
MATERIALS - 3.62%
AK Steel Holding Corp.*                                   30,448      1,526,358
Ashland, Inc.                                             10,000        587,200
FMC Corp.                                                  2,700        155,250
International Flavors
   & Fragrance, Inc.                                      11,500        600,415
Symyx Technologies, Inc.*                                  5,000         46,050
                                                                    -----------
                                                                      2,915,273
                                                                    -----------
TELECOMMUNICATIONS SERVICES - 7.16%
Alaska Communications
   Systems Group, Inc.                                     2,449         39,845
Alltel Corp.                                               5,377        382,574
AT&T, Inc.                                                31,439      1,313,836
Cablevision System, Inc.- NY*                              7,000        205,310
Centennial Communications
   Corp.*                                                  5,000         51,200
Charter Communications, Inc.*                             19,000         39,330
DirecTV Group, Inc.*                                       5,000        132,400
Dobson Communications Corp.*                               3,000         38,820
FiberTower Corp.*                                          5,000         15,800
Getty Images, Inc.*                                       10,000        282,500
IAC/InterActive Corp.*                                     9,600        282,816
Interpublic Group of Cos., Inc.*                           1,900         19,665
McGraw-Hill Companies                                        600         30,024
New York Times Co.(The)                                   10,000        195,600
News Corp. - Class A                                         604         13,089
Qwest Communications
   International, Inc.*                                   19,900        142,882
R.H. Donnelly Corp.*                                       1,400         76,790
Time Warner, Inc.                                         23,844        435,391
Verizon Communications, Inc.                              40,888      1,883,711
Vonage Holdings Corp.*                                    15,000         30,600
XM Satellite Radio
   Holdings, Inc.*                                        11,323        150,369
                                                                    -----------
                                                                      5,762,552
                                                                    -----------
UTILITIES - 3.15%
AES Corp.*                                                 5,000        107,050
Alleghany Energy, Inc.                                     7,200        436,752
American Electric
   Power Co., Inc.                                         5,345        257,682
CMS Energy Corp.                                           4,060         68,898
Consolidated Edison, Inc.                                  4,200        197,778
Dominion Resources, Inc. VA                                3,400        311,542
Exelon Corp.                                               6,711        555,537
Integrys Energy Group, Inc.                               10,987        591,210
PPL Corp.                                                    186          9,616
                                                                    -----------
                                                                      2,536,065
                                                                    -----------
TOTAL COMMON STOCKS
   (COST $53,131,587)                                               $68,810,517
                                                                    -----------


                       See Notes to Financial Statements.
26

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2007

                                            INTEREST         MATURITY        PAR         MARKET
SECURITY                                      RATE             DATE         VALUE         VALUE
--------------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 12.37%
US Treasury Bill                             4.070%(1)        3/20/08   $    700,000   $   689,560
US Treasury Bill                             4.030%(1)         5/1/08      2,500,000     2,450,165
US Treasury Bond                             9.250%           2/15/16        500,000       666,915
US Treasury Bond                             6.000%           2/15/26      1,000,000     1,145,313
US Treasury Bond                             6.750%           8/15/26      3,050,000     3,780,810
US Treasury Bond                             6.375%           8/15/27        200,000       240,047
US Treasury Note                             3.875%          10/31/12      1,000,000       987,188
                                                                                       -----------

      TOTAL US TREASURY OBLIGATIONS
          (COST $9,700,422)                                                            $ 9,959,998
                                                                                       -----------

REPURCHASE AGREEMENT - 5.21%
    JPMORGAN CHASE, N.A.
      $4,197,000, Dated 10/31/07, 4.100%, principal and interest in the amount of
      $4,197,478 due 11/1/07, collaterized by US Treasury Bond, par value of $3,120,000 due 5/15/17 with a value of $4,286,922
      (Cost $4,197,000) ............................................................   $ 4,197,000
                                                                                       -----------

TOTAL INVESTMENTS - 103.02%
      (COST $ 67,029,009)** ........................................................   $82,967,515
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.02%) ....................................    (2,432,269)
                                                                                       -----------
NET ASSETS - 100.00% ...............................................................   $80,535,246
                                                                                       ===========

-------------------------------------------------------------------------------

(1)   Annualized yield at time of purchase, not a coupon rate.

*     Non-income producing.

** Cost for Federal income tax purpose is $67,126,717 and net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation.................... $18,294,717
            Gross Unrealized Depreciation....................  (2,453,919)
                                                              -----------
            Net Unrealized Appreciation...................... $15,840,798
                                                              ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2007

                                                             TOTAL RETURN           MANAGED
                                                              US TREASURY          MUNICIPAL
                                                                 FUND                FUND
----------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At cost ............................................     $ 125,375,635      $  70,636,230
                                                              =============      =============
     At value (Note 1) ..................................     $ 122,790,615      $  72,547,826
   Cash .................................................               792                715
   Interest receivable ..................................         2,136,890            847,713
   Receivable for capital shares sold ...................           157,263                833
   Other assets .........................................            10,592              7,492
                                                              -------------      -------------
     TOTAL ASSETS .......................................       125,096,152         73,404,579
                                                              -------------      -------------

LIABILITIES
   Distributions payable ................................           117,726            101,318
   Payable for capital shares redeemed ..................            90,877            179,180
   Accrued investment advisory fees (Note 3) ............            27,718             24,970
   Accrued distribution expenses (Note 3) ...............            25,566             15,606
   Accrued administration fees (Note 3) .................            12,500              7,300
   Accrued transfer agent fees (Note 3) .................             3,200              1,000
   Accrued compliance fees (Note 3) .....................               600                900
   Other accrued expenses ...............................            49,888             36,362
                                                              -------------      -------------
     TOTAL LIABILITIES ..................................           328,075            366,636
                                                              -------------      -------------
NET ASSETS ..............................................     $ 124,768,077      $  73,037,943
                                                              =============      =============

NET ASSETS CONSIST OF:
   Paid-in capital ......................................     $ 128,004,292      $  70,098,330
   Undistributed (distributions in excess of)
     net investment income ..............................          (117,726)           726,011
   Accumulated net realized gains (losses)
     from security transactions .........................          (533,469)           302,006
   Net unrealized appreciation (depreciation)
     on investments .....................................        (2,585,020)         1,911,596
                                                              -------------      -------------
Net assets ..............................................     $ 124,768,077      $  73,037,943
                                                              =============      =============

Shares of capital stock outstanding $0.001 par value
   ISI Shares (115,000,000 and 55,000,000 shares
   authorized, respectively) ............................        13,127,757          6,885,254
                                                              =============      =============

Net asset value per share ...............................     $        9.50      $       10.61
                                                              =============      =============

Maximum offering price per share
(100/97) x Net asset value per share ....................     $        9.79      $       10.94
                                                              =============      =============


                       See Notes to Financial Statements.
28

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2007

                                                             NORTH AMERICAN           ISI
                                                             GOVERNMENT BOND       STRATEGY
                                                                  FUND               FUND
----------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At cost ............................................     $ 148,995,853      $  67,029,009
                                                              =============      =============
     At value (Note 1) ..................................     $ 147,924,533      $  82,967,515
   Cash .................................................               126              1,481
   Dividends and interest receivable ....................         1,917,316            123,370
   Receivable for capital shares sold ...................           287,855             28,151
   Other assets .........................................            11,065             13,239
                                                              -------------      -------------
     TOTAL ASSETS .......................................       150,140,895         83,133,756
                                                              -------------      -------------

LIABILITIES
   Distributions payable ................................           272,991                 --
   Payable for securities purchased .....................                --          2,450,898
   Payable for capital shares redeemed ..................         1,078,393             56,184
   Accrued investment advisory fees (Note 3) ............            50,474             26,939
   Accrued distribution expenses (Note 3) ...............            55,399             16,837
   Accrued shareholder servicing fees (Note 3) ..........             3,518                 --
   Accrued administration fees (Note 3) .................            14,800              7,900
   Accrued transfer agent fees (Note 3) .................             5,200              2,400
   Accrued compliance fees (Note 3) .....................             1,100                600
   Other accrued expenses ...............................            62,535             36,752
                                                              -------------      -------------
     TOTAL LIABILITIES ..................................         1,544,410          2,598,510
                                                              -------------      -------------

NET ASSETS ..............................................     $ 148,596,485      $  80,535,246
                                                              =============      =============

NET ASSETS CONSIST OF:
   Paid-in capital ......................................     $ 150,199,037      $  60,378,808
   Undistributed (distributions in excess of)
     net investment income ..............................          (272,991)            36,257
   Accumulated net realized gains (losses)
     from security and foreign currency transactions ....          (280,143)         4,181,675
   Net unrealized appreciation (depreciation)
     on investments and foreign currencies ..............        (1,049,418)        15,938,506
                                                              -------------      -------------
Net assets ..............................................     $ 148,596,485      $  80,535,246
                                                              =============      =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               OCTOBER 31, 2007

                                                                     NORTH AMERICAN         ISI
                                                                     GOVERNMENT BOND     STRATEGY
                                                                          FUND             FUND
----------------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK
   OUTSTANDING $0.001 PAR VALUE
   ISI Class A Shares (50,000,000 shares authorized) ...........        17,504,295                --
                                                                     =============     =============
   ISI Class C Shares (5,000,000 shares authorized) ............         2,241,535                --
                                                                     =============     =============
   ISI Shares (25,000,000 shares authorized) ...................                --         5,432,929
                                                                     =============     =============

NET ASSET VALUE PER SHARE
   ISI Class A Shares (based on net assets of $131,748,269) ....     $        7.53     $          --
                                                                     =============     =============
   ISI Class C Shares (based on net assets of $16,848,216) .....     $        7.52     $          --
                                                                     =============     =============
   ISI Shares ..................................................     $          --     $       14.82
                                                                     =============     =============

MAXIMUM OFFERING PRICE VALUE PER SHARE
(100/97) X NET ASSET VALUE PER SHARE
   ISI Class A Shares ..........................................     $        7.76     $          --
                                                                     =============     =============
   ISI Shares ..................................................     $          --     $       15.28
                                                                     =============     =============


                       See Notes to Financial Statements.
30

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                            YEAR ENDED OCTOBER 31, 2007

                                                 TOTAL RETURN         MANAGED
                                                  US TREASURY        MUNICIPAL
                                                     FUND              FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ..................................  $   6,011,257     $   3,495,975
                                                -------------     -------------

EXPENSES
   Investment advisory fees (Note 3) .........        353,437           310,424
   Distribution fees (Note 3) ................        335,922           194,015
   Administration fees (Note 3) ..............        152,223            88,190
   Professional fees .........................         89,573            71,113
   Transfer agent fees (Note 3) ..............         35,005            10,749
   Registration fees .........................         24,304            23,756
   Directors' fees and expenses ..............         17,077             9,686
   Custodian fees ............................         15,115            12,898
   Compliance consulting fees (Note 3) .......          8,892             6,039
   Other expenses ............................         32,321               778
                                                -------------     -------------
     TOTAL EXPENSES ..........................      1,063,869           727,648
                                                -------------     -------------

NET INVESTMENT INCOME ........................      4,947,388         2,768,327
                                                -------------     -------------

REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from
     security transactions ...................       (533,469)          302,012
   Net change in unrealized appreciation/
     depreciation on investments .............      1,546,328        (1,359,099)
                                                -------------     -------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS .............      1,012,859        (1,057,087)
                                                -------------     -------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS ..........................  $   5,960,247     $   1,711,240
                                                =============     =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                            YEAR ENDED OCTOBER 31, 2007

                                                                  NORTH AMERICAN          ISI
                                                                  GOVERNMENT BOND       STRATEGY
                                                                        FUND              FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .................................................     $          --     $     942,817
   Interest ..................................................         6,970,232           696,896
                                                                   -------------     -------------
       TOTAL INVESTMENT INCOME ...............................         6,970,232         1,639,713
                                                                   -------------     -------------

EXPENSES
   Investment advisory fees (Note 3) .........................           599,920           301,428
   Distribution fees:
     ISI Class A Shares ......................................           537,109                --
     ISI Class C Shares ......................................           117,770                --
     ISI Shares ..............................................                --           188,392
   Administration fees (Note 3) ..............................           170,217            85,700
   Transfer agent fees:
     ISI Class A Shares ......................................            48,323                --
     ISI Class C Shares ......................................             5,933                --
     ISI Shares ..............................................                --            23,423
   Professional fees .........................................           106,400            65,369
   Shareholder servicing fees:
     ISI Class C Shares ......................................            39,257                --
   Registration fees .........................................                --            21,567
     ISI Class A Shares ......................................            21,961                --
     ISI Class C Shares ......................................             9,616                --
   Custodian fees ............................................            20,213             9,313
   Directors' fees and expenses ..............................            18,740             9,392
   Compliance consulting fees (Note 3) .......................            10,961             5,350
   Other expenses ............................................            53,524            15,973
                                                                   -------------     -------------
       TOTAL EXPENSES ........................................         1,759,944           725,907
                                                                   -------------     -------------

NET INVESTMENT INCOME ........................................         5,210,288           913,806
                                                                   -------------     -------------

REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCIES (NOTE 5)
   Net realized gains from:
       Security transactions .................................         1,459,162         4,355,339
       Foreign currency transactions .........................           134,346                --
   Net change in unrealized appreciation/depreciation on:
       Investments ...........................................         2,639,640         4,419,629
       Foreign currency translation ..........................            14,441                --
                                                                   -------------     -------------

NET REALIZED AND UNREALIZED GAINS ON
     INVESTMENTS AND FOREIGN CURRENCIES ......................         4,247,589         8,774,968
                                                                   -------------     -------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ...........................................     $   9,457,877     $   9,688,774
                                                                   =============     =============


                       See Notes to Financial Statements.
32

--------------------------------------------------------------------------------
ISI TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      OCTOBER 31,       OCTOBER 31,
                                                                         2007              2006
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ......................................     $   4,947,388      $   5,290,628
   Net realized gains (losses) on
     security transactions ....................................          (533,469)           520,514
   Net change in unrealized appreciation/
     depreciation on investments ..............................         1,546,328          1,328,795
                                                                    -------------      -------------
Net increase in net assets from operations ....................         5,960,247          7,139,937
                                                                    -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .................................        (4,897,087)        (5,796,709)
   From net realized gains from security transactions .........           (12,992)                --
   From return of capital .....................................          (104,188)                --
                                                                    -------------      -------------
Net decrease in net assets from
   distributions to shareholders ..............................        (5,014,267)        (5,796,709)
                                                                    -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..................................         6,319,187         21,219,446
   Net asset value of shares issued in reinvestment.
     of distributions to shareholders .........................         3,348,275          3,868,677
   Payments for shares redeemed ...............................       (39,629,589)       (38,620,829)
                                                                    -------------      -------------
Net decrease in net assets from capital share transactions ....       (29,962,127)       (13,532,706)
                                                                    -------------      -------------

TOTAL DECREASE IN NET ASSETS ..................................       (29,016,147)       (12,189,478)

NET ASSETS
   Beginning of year ..........................................       153,784,224        165,973,702
                                                                    -------------      -------------
   End of year ................................................     $ 124,768,077      $ 153,784,224
                                                                    =============      =============

DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME ......................................     $    (117,726)     $    (168,027)
                                                                    =============      =============

CAPITAL SHARE ACTIVITY
   Shares sold ................................................           675,464          2,295,735
   Shares reinvested ..........................................           356,856            417,867
   Shares redeemed ............................................        (4,234,096)        (4,176,347)
                                                                    -------------      -------------
   Net decrease in shares outstanding .........................        (3,201,776)        (1,462,745)
   Shares outstanding, beginning of year ......................        16,329,533         17,792,278
                                                                    -------------      -------------
   Shares outstanding, end of year ............................        13,127,757         16,329,533
                                                                    =============      =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                     OCTOBER 31,       OCTOBER 31,
                                                                        2007              2006
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ......................................     $  2,768,327      $  3,148,701
   Net realized gains on security transactions ................          302,012           720,970
   Net change in unrealized appreciation/
     depreciation on investments ..............................       (1,359,099)           57,308
                                                                    ------------      ------------
Net increase in net assets from operations ....................        1,711,240         3,926,979
                                                                    ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .................................       (2,444,322)       (2,715,401)
   From net realized gains from security transactions .........         (720,919)         (289,342)
                                                                    ------------      ------------
Net decrease in net assets from
   distributions to shareholders ..............................       (3,165,241)       (3,004,743)
                                                                    ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..................................        3,715,876         3,859,303
   Net asset value of shares issued in reinvestment
     of distributions to shareholders .........................        1,836,701         1,631,474
   Payments for shares redeemed ...............................      (13,940,935)      (17,559,432)
                                                                    ------------      ------------
Net decrease in net assets from capital share transactions ....       (8,388,358)      (12,068,655)
                                                                    ------------      ------------

TOTAL DECREASE IN NET ASSETS ..................................       (9,842,359)      (11,146,419)

NET ASSETS
   Beginning of year ..........................................       82,880,302        94,026,721
                                                                    ------------      ------------
   End of year ................................................     $ 73,037,943      $ 82,880,302
                                                                    ============      ============

UNDISTRIBUTED NET INVESTMENT INCOME ...........................     $    726,011      $    402,006
                                                                    ============      ============

CAPITAL SHARE ACTIVITY
   Shares sold ................................................          350,339           361,229
   Shares reinvested ..........................................          172,566           152,711
   Shares redeemed ............................................       (1,310,969)       (1,645,396)
                                                                    ------------      ------------
   Net decrease in shares outstanding .........................         (788,064)       (1,131,456)
   Shares outstanding, beginning of year ......................        7,673,318         8,804,774
                                                                    ------------      ------------
   Shares outstanding, end of year ............................        6,885,254         7,673,318
                                                                    ============      ============


                       See Notes to Financial Statements.
34

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR               YEAR
                                                                      ENDED              ENDED
                                                                   OCTOBER 31,        OCTOBER 31,
                                                                      2007               2006
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...................................     $   5,210,288      $   6,117,369
   Net realized gains on security and
      foreign currency transactions ........................         1,593,508          1,386,451
   Net change in unrealized appreciation/
     depreciation on investments and foreign currencies ....         2,654,081          2,411,650
                                                                 -------------      -------------
Net increase in net assets from operations .................         9,457,877          9,915,470
                                                                 -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
     ISI Class A Shares ....................................        (6,373,815)        (6,717,243)
     ISI Class C Shares ....................................          (652,731)          (523,270)
   From net realized gains from security transactions
     ISI Class A Shares ....................................                --           (203,699)
     ISI Class C Shares ....................................                --            (21,643)
   From return of capital
     ISI Class A Shares ....................................          (156,882)        (1,071,732)
     ISI Class C Shares ....................................           (16,066)          (113,868)
                                                                 -------------      -------------
Net decrease in net assets from
   distributions to shareholders ...........................        (7,199,494)        (8,651,455)
                                                                 -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
     ISI Class A Shares ....................................        17,184,282         23,115,736
     ISI Class C Shares ....................................         3,349,326          3,159,574
   Net asset value of shares issued in reinvestment
     of distributions to shareholders
     ISI Class A Shares ....................................         3,218,998          4,001,123
     ISI Class C Shares ....................................           397,242            345,590
   Payments for shares redeemed
     ISI Class A Shares ....................................       (37,507,806)       (58,492,446)
     ISI Class C Shares ....................................        (2,737,227)        (4,005,443)
                                                                 -------------      -------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ..............................       (16,095,185)       (31,875,866)
                                                                 -------------      -------------

TOTAL DECREASE IN NET ASSETS ...............................       (13,836,802)       (30,611,851)

NET ASSETS
   Beginning of year .......................................       162,433,287        193,045,138
                                                                 -------------      -------------
   End of year .............................................     $ 148,596,485      $ 162,433,287
                                                                 =============      =============

DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME ...................................     $    (272,991)     $    (330,384)
                                                                 =============      =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                YEAR               YEAR
                                                                ENDED              ENDED
                                                             OCTOBER 31,        OCTOBER 31,
                                                                2007               2006
-------------------------------------------------------------------------------------------
CAPITAL SHARE ACTIVITY
   Shares sold
     ISI Class A Shares .............................         2,336,309          3,159,317
     ISI Class C Shares .............................           454,890            431,786
   Shares reinvested
     ISI Class A Shares .............................           437,899            546,407
     ISI Class C Shares .............................            54,106             47,323
   Shares redeemed
     ISI Class A Shares .............................        (5,097,813)        (8,017,963)
     ISI Class C Shares .............................          (374,116)          (549,102)
   Net increase (decrease) in shares outstanding
     ISI Class A Shares .............................        (2,323,605)        (4,312,239)
     ISI Class C Shares .............................           134,880            (69,993)

   Shares outstanding, beginning of year
     ISI Class A Shares .............................        19,827,900         24,140,139
     ISI Class C Shares .............................         2,106,655          2,176,648
   Shares outstanding, end of year
     ISI Class A Shares .............................        17,504,295         19,827,900
     ISI Class C Shares .............................         2,241,535          2,106,655


                       See Notes to Financial Statements.
36

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR                YEAR
                                                                        ENDED               ENDED
                                                                     OCTOBER 31,         OCTOBER 31,
                                                                        2007                2006
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ......................................     $     913,806      $     773,684
   Net realized gains on security transactions ................         4,355,339          3,910,226
   Net change in unrealized appreciation/
     depreciation on investments ..............................         4,419,629          3,289,965
                                                                    -------------      -------------
Net increase in net assets from operations ....................         9,688,774          7,973,875
                                                                    -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .................................          (913,710)          (765,946)
   From net realized gains from security transactions .........        (1,880,666)                --
                                                                    -------------      -------------
Net decrease in net assets from
   distributions to shareholders ..............................        (2,794,376)          (765,946)
                                                                    -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..................................        11,950,032         13,419,552
   Net asset value of shares issued in reinvestment
     of distributions to shareholders .........................         2,410,919            651,658
   Payments for shares redeemed ...............................       (10,158,032)       (12,046,141)
                                                                    -------------      -------------
Net increase in net assets from capital share transactions ....         4,202,919          2,025,069
                                                                    -------------      -------------

TOTAL INCREASE IN NET ASSETS ..................................        11,097,317          9,232,998

NET ASSETS
   Beginning of year ..........................................        69,437,929         60,204,931
                                                                    -------------      -------------
   End of year ................................................     $  80,535,246      $  69,437,929
                                                                    =============      =============

UNDISTRIBUTED NET INVESTMENT INCOME ...........................     $      36,257      $      36,161
                                                                    =============      =============

CAPITAL SHARE ACTIVITY
   Shares sold ................................................           850,502          1,052,202
   Shares reinvested ..........................................           175,991             50,673
   Shares redeemed ............................................          (723,124)          (941,380)
                                                                    -------------      -------------
   Net increase in shares outstanding .........................           303,369            161,495
   Shares outstanding, beginning of year ......................         5,129,560          4,968,065
                                                                    -------------      -------------
   Shares outstanding, end of year ............................         5,432,929          5,129,560
                                                                    =============      =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                       YEARS ENDED OCTOBER 31,
                                         ---------------------------------------------------------------------------------------
                                             2007              2006               2005              2004              2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ..................   $      9.42       $      9.33        $      9.57       $      9.92       $     10.18
                                         -----------       -----------        -----------       -----------       -----------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ..............          0.35(a)           0.32(a)            0.29(a)           0.24(a)           0.23
  Net realized and unrealized gains
    (losses) on investments ..........          0.08              0.12              (0.16)             0.19              0.01
                                         -----------       -----------        -----------       -----------       -----------
Total from investment operations .....          0.43              0.44               0.13              0.43              0.24
                                         -----------       -----------        -----------       -----------       -----------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................         (0.34)            (0.35)             (0.25)            (0.23)            (0.25)
  Distributions from net
    realized gains ...................         (0.00)*              --              (0.03)            (0.33)            (0.25)
  Distributions from
    return of capital ................         (0.01)               --              (0.09)            (0.22)               --
                                         -----------       -----------        -----------       -----------       -----------
Total distributions ..................         (0.35)            (0.35)             (0.37)            (0.78)            (0.50)
                                         -----------       -----------        -----------       -----------       -----------

Net asset value at end of year .......   $      9.50       $      9.42        $      9.33       $      9.57       $      9.92
                                         ===========       ===========        ===========       ===========       ===========

TOTAL RETURN (b) .....................          4.66%             4.83%              1.38%             4.64%             2.30%
                                         ===========       ===========        ===========       ===========       ===========

Net assets at end of year (000's) ....   $   124,768       $   153,784        $   165,974       $   194,790       $   229,027
                                         ===========       ===========        ===========       ===========       ===========

Ratio of expenses to
  average net assets .................          0.79%             0.76%(c)           0.70%             0.69%             0.67%

Ratio of net investment income to
  average net assets .................          3.68%             3.44%(c)           3.01%             2.56%             2.50%

Portfolio turnover rate ..............            29%               51%                16%               31%              125%
--------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the fiscal year ended October 31, 2006.

*     Amount less than $0.005 per share.


                       See Notes to Financial Statements.
38

--------------------------------------------------------------------------------
ISI MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                       YEARS ENDED OCTOBER 31,
                                           -------------------------------------------------------------------------------------
                                               2007              2006              2005              2004             2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ....................   $     10.80       $     10.68       $     10.91       $     10.89       $     11.00
                                           -----------       -----------       -----------       -----------       -----------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ................          0.38(a)           0.39(a)           0.40(a)           0.38(a)           0.40
  Net realized and unrealized gains
    (losses) on investments. ...........         (0.14)             0.10             (0.27)             0.08              0.01
                                           -----------       -----------       -----------       -----------       -----------
Total from investment operations .......          0.24              0.49              0.13              0.46              0.41
                                           -----------       -----------       -----------       -----------       -----------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..................         (0.34)            (0.34)            (0.36)            (0.44)            (0.47)
  Distributions from net
    realized gains .....................         (0.09)            (0.03)               --                --             (0.05)
                                           -----------       -----------       -----------       -----------       -----------
Total distributions ....................         (0.43)            (0.37)            (0.36)            (0.44)            (0.52)
                                           -----------       -----------       -----------       -----------       -----------

Net asset value at end of year .........   $     10.61       $     10.80       $     10.68       $     10.91       $     10.89
                                           ===========       ===========       ===========       ===========       ===========

TOTAL RETURN(b) ........................          2.29%             4.68%             1.19%             4.26%             3.89%
                                           ===========       ===========       ===========       ===========       ===========

Net assets at end of year (000's) ......   $    73,038       $    82,880       $    94,027       $   113,844       $   107,078
                                           ===========       ===========       ===========       ===========       ===========

Ratio of expenses to
  average net assets ...................          0.94%             0.91%             0.86%             0.88%             0.89%

Ratio of net investment income
   to average net assets ...............          3.57%             3.63%             3.64%             3.53%             3.66%

Portfolio turnover rate ................             5%                7%                7%               17%               11%
--------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.
      Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS A
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                       YEARS ENDED OCTOBER 31,
                                           -------------------------------------------------------------------------------------
                                               2007              2006              2005              2004             2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ...................   $      7.41       $      7.34        $      7.41       $      7.73       $      8.03
                                          -----------       -----------        -----------       -----------       -----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...............          0.26(a)           0.25(a)            0.26(a)           0.24(a)           0.25
  Net realized and unrealized
    gains on investments
    and foreign currencies.. ..........          0.22              0.18               0.06              0.03              0.07
                                          -----------       -----------        -----------       -----------       -----------
Total from investment operations ......          0.48              0.43               0.32              0.27              0.32
                                          -----------       -----------        -----------       -----------       -----------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income .................         (0.35)            (0.30)             (0.31)            (0.16)            (0.29)
  Distributions from net
    realized gains ....................            --             (0.01)             (0.03)            (0.08)            (0.33)
  Distributions from
    return of capital .................         (0.01)            (0.05)             (0.05)            (0.35)               --
                                          -----------       -----------        -----------       -----------       -----------
Total distributions ...................         (0.36)            (0.36)             (0.39)            (0.59)            (0.62)
                                          -----------       -----------        -----------       -----------       -----------

Net asset value at end of year ........   $      7.53       $      7.41        $      7.34       $      7.41       $      7.73
                                          ===========       ===========        ===========       ===========       ===========

Total return(b) .......................          6.71%             6.04%              4.39%             3.62%             4.14%
                                          ===========       ===========        ===========       ===========       ===========

Net assets at end of year (000's) .....   $   131,748       $   146,854        $   177,101       $   204,266       $   267,756
                                          ===========       ===========        ===========       ===========       ===========

Ratio of expenses to
  average net assets ..................          1.11%             1.06%(c)           1.04%             1.05%             1.09%

Ratio of net investment income
   to average net assets ..............          3.54%             3.47%(c)           3.55%             3.22%             3.03%

Portfolio turnover rate ...............            49%               53%                66%               47%              152%
--------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the fiscal year ended October 31, 2006.


                       See Notes to Financial Statements.
40

--------------------------------------------------------------------------------
ISI NORTH AMERICAN GOVERNMENT BOND FUND - CLASS C
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED  PER SHARE  DATA AND  RATIOS FOR A SHARE  OUTSTANDING  THROUGHOUT  EACH
PERIOD

                                                                                                                     MAY 16,
                                                                                                                     2003(a)
                                                                 YEARS ENDED OCTOBER 31,                             THROUGH
                                           -----------------------------------------------------------------       OCTOBER 31,
                                               2007              2006              2005              2004             2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period ..................   $      7.40       $      7.33       $      7.40       $      7.72      $      8.20
                                           -----------       -----------       -----------       -----------      -----------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment income ................          0.21(b)           0.21(b)           0.21(b)           0.19(b)          0.17
  Net realized and unrealized
    gains (losses) on investments
    and foreign currencies.. ...........          0.22              0.17              0.06              0.02            (0.38)
                                           -----------       -----------       -----------       -----------      -----------
Total from investment operations .......          0.43              0.38              0.27              0.21            (0.21)
                                           -----------       -----------       -----------       -----------      -----------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..................         (0.30)            (0.25)            (0.26)            (0.14)           (0.21)
  Distributions from net
    realized gains .....................            --             (0.01)            (0.03)            (0.08)           (0.06)
  Distributions from
    return of capital ..................         (0.01)            (0.05)            (0.05)            (0.31)              --
                                           -----------       -----------       -----------       -----------      -----------
Total distributions ....................         (0.31)            (0.31)            (0.34)            (0.53)           (0.27)
                                           -----------       -----------       -----------       -----------      -----------

Net asset value at end of period .......   $      7.52       $      7.40       $      7.33       $      7.40      $      7.72
                                           ===========       ===========       ===========       ===========      ===========

TOTAL RETURN(c) ........................          6.03%             5.35%             3.73%             2.91%           (2.62)%(d)
                                           ===========       ===========       ===========       ===========      ===========

Net assets at end of period (000's) ....   $    16,848       $    15,579       $    15,944       $    18,616      $    13,565
                                           ===========       ===========       ===========       ===========      ===========

Ratio of net expenses
  to average net assets ................          1.74%             1.72%             1.69%             1.77%            1.85%(e)(f)

Ratio of net investment income
   to average net assets ...............          2.93%             2.81%             2.89%             2.50%            3.32%(e)

Portfolio turnover rate ................            49%               53%               66%               47%             152%(d)
------------------------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Calculated using the average shares outstanding for the year.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Annualized.

(f) Absent fee waivers by the investment advisor, the annualized ratio of expenses to average net assets would have been 2.12% for the year ended October 31, 2003.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                      YEARS ENDED OCTOBER 31,
                                         --------------------------------------------------------------------------------------
                                              2007              2006              2005              2004             2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year ..................   $     13.54       $     12.12       $     11.21       $     10.50       $      9.08
                                         -----------       -----------       -----------       -----------       -----------

INCOME FROM
INVESTMENT OPERATIONS:
  Net investment income ..............          0.17(a)           0.15(a)           0.16(a)           0.10(a)           0.08
  Net realized and unrealized
    gains on investments
    and foreign currencies.. .........          1.65              1.42              0.91              0.70              1.42
                                         -----------       -----------       -----------       -----------       -----------
Total from investment operations .....          1.82              1.57              1.07              0.80              1.50
                                         -----------       -----------       -----------       -----------       -----------

LESS DISTRIBUTIONS:
  Dividends from net
    investment income ................         (0.17)            (0.15)            (0.16)            (0.09)            (0.08)
  Distributions from
    net realized gains ...............         (0.37)               --                --                --                --
                                         -----------       -----------       -----------       -----------       -----------
Total distributions ..................         (0.54)            (0.15)            (0.16)            (0.09)            (0.08)
                                         -----------       -----------       -----------       -----------       -----------

Net asset value at end of year .......   $     14.82       $     13.54       $     12.12       $     11.21       $     10.50
                                         ===========       ===========       ===========       ===========       ===========

TOTAL RETURN(b) ......................         13.79%            13.01%             9.59%             7.71%            16.47%
                                         ===========       ===========       ===========       ===========       ===========

Net assets at end of year (000's) ....   $    80,535       $    69,438       $    60,205       $    44,920       $    30,262
                                         ===========       ===========       ===========       ===========       ===========

Ratio of net expenses
  to average net assets ..............          0.96%             0.95%             0.94%             1.12%             1.30%(c)

Ratio of net investment income
   to average net assets .............          1.21%             1.17%             1.33%             0.92%             0.77%

Portfolio turnover rate ..............            62%               41%               30%               66%               60%
-------------------------------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent fee waivers by the investment advisor, the ratio of expenses to average net assets would have been 1.79% for the year ended October 31, 2003.


                       See Notes to Financial Statements.
42

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

      Total Return US Treasury Fund, Inc. ("Total Return"), Managed Municipal Fund, Inc. ("Managed Municipal"), North American Government Bond Fund, Inc. ("North American") and ISI Strategy Fund, Inc. ("Strategy") (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

      Total  Return's  investment  objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

      Total Return, Managed Municipal and Strategy currently offer a single class of shares (ISI Shares) to investors. North American offers ISI Class A Shares and ISI Class C Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year after purchase.

      Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

      Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the "Board"). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes, and the event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

      If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

      As of October 31, 2007, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

      Total Return declares dividends daily, and Managed Municipal and North American declare monthly dividends at fixed rates approved by the Board. These dividends are paid monthly. To the extent that a Fund's net investment income is less than an approved fixed rate, some of its dividends may be designated as a return of shareholder capital. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

      Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income taxes have been accrued.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. FOREIGN CURRENCY TRANSLATION

      The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

      Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American's books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included with net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net change in unrealized appreciation/depreciation on investments.

G. FORWARD FOREIGN CURRENCY CONTRACTS

      North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

      North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates. As of October 31, 2007, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

      Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund's claim on the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

I. ESTIMATES

      In preparing its financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their Semi-Annual Report on April 30, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

      In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - FEES AND TRANSACTIONS WITH AFFILIATES

      International Strategy & Investment, Inc. ("ISI") is the Funds' investment advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 0.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund's average daily net assets.

      ISI has contractually agreed to waive its advisory fees and/or reimburse expenses of North American through February 28, 2008 to the extent necessary to limit the expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the year ended October 31, 2007, ISI did not waive any advisory fees.

      Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in Strategy's portfolio. The Sub-Advisor is paid by ISI, not Strategy.

      ISI Group, Inc. ("ISI Group"), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively. During the year ended October 31, 2007, North American Class A shares did not pay any shareholder servicing fees.

      During the year ended October 31, 2007, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $5,157, $4,633 and $16,500, respectively, and $13,118 on sales of ISI Class A Shares of North American. ISI Group retained $623 of contingent deferred sales charges on the sale of ISI Class C Shares of North American.

      EJV Financial Services, LLC provides certain compliance support services to the Funds' Chief Compliance Officer. Edward J. Veilleux, Vice President of the Funds, is also a principal of EJV Financial Services, LLC.

      Until September 24, 2007, Citigroup Fund Services, LLC ("Citigroup") served as the Funds' administrator, fund accountant, and transfer agent. For its services, Citigroup received an asset-based fee, calculated daily and paid monthly, based on the aggregate average net assets of the Funds (subject to a minimum monthly fee) and monthly fees per open shareholder account. Effective September 24, 2007, Ultimus Fund Solutions,

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LLC ("Ultimus") replaced Citigroup as the Funds' administrator, fund accountant and transfer agent. For its services, Ultimus receives an asset-based fee, calculated daily and paid monthly, based on the aggregate net assets of the Funds (subject to a minimum monthly fee) and monthly fees per open shareholder account.

NOTE 4 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

      The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds. As of October 31, 2007, the following reclassifications were made to the statements of assets and liabilities:

                                               UNDISTRIBUTED
                                               NET INVESTMENT        PAID-IN
                                                   INCOME            CAPITAL
--------------------------------------------------------------------------------
North American                                 $    1,873,651     $ (1,873,651)

      The  Funds  determine  their  net  investment   income  and  capital  gain
distributions in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

      As of October 31, 2007, the components of distributions on a tax basis were as follows:

                              ORDINARY                 TAX-EXEMPT                  LONG-TERM                    RETURN OF
                               INCOME                    INCOME                   CAPITAL GAINS                  CAPITAL
                    -------------------------   -------------------------   -------------------------   ------------------------
                            OCTOBER 31,                OCTOBER 31,                 OCTOBER 31,                 OCTOBER 31,
                         2007          2006         2007          2006         2007           2006          2007         2006
--------------------------------------------------------------------------------------------------------------------------------
Total Return        $ 4,910,079   $ 5,796,709   $        --   $        --   $        --   $        --   $   104,188   $       --
Managed Municipal        72,962        45,169     2,371,360     2,670,232       720,919       286,342            --           --
North American        7,026,546     7,465,855            --            --            --            --       172,948    1,185,600
Strategy                913,710       765,946            --            --     1,880,666            --            --           --

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      As  of  October  31,  2007,  the  components  of  distributable   earnings
(accumulated losses) on a tax basis were as follows:

                                                                        CAPITAL
                     UNDISTRIBUTED  UNDISTRIBUTED   UNDISTRIBUTED        LOSS          UNREALIZED
                      TAX-EXEMPT       ORDINARY       LONG-TERM          CARRY-       APPRECIATION
                        INCOME          INCOME      CAPITAL GAINS       FORWARD      (DEPRECIATION)         TOTAL
--------------------------------------------------------------------------------------------------------------------
Total Return        $          --   $          --   $          --   $    (533,469)   $  (2,585,020)   $  (3,118,489)
Managed Municipal         817,824          24,744         286,767              --        1,911,596        3,040,931
North American                 --              --              --        (280,143)      (1,049,418)      (1,329,561)
Strategy                       --          97,962       4,217,678              ~~       15,840,798       20,156,438

      As of October 31, 2007, Total Return and North American had capital loss carryforwards available to offset future realized gains. These losses expire in 2015.

      The  difference  between  book  and  tax  basis  unrealized   appreciation
(depreciation) for strategy was primarily due to wash sales.

      The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2007, were as follows:

                   NON-US GOVERNMENT OBLIGATIONS     US GOVERNMENT OBLIGATIONS
                   -------------------------------------------------------------
                       PURCHASES        SALES         PURCHASES         SALES
--------------------------------------------------------------------------------
Total Return         $        --     $        --     $33,671,094     $68,418,852
Managed Municipal      3,923,020      13,026,814              --              --
North American        24,273,787      25,249,520      39,028,024      66,690,766
Strategy              39,006,391      32,253,976       6,242,176      15,110,742

NOTE 5 - MARKET AND CREDIT RISK

      North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

NOTE 6 - CONTRACTUAL OBLIGATIONS

      In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - OTHER INFORMATION

      On October 31, 2007, 1 shareholder(s) held approximately 10% of North American. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

NOTE 8 - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Effective December 14, 2005, the Funds replaced Ernst & Young, LLP ("E&Y") with Briggs, Bunting & Dougherty, LLP as the Funds' independent registered public accounting firm by action of the Board, and upon the recommendation of the Audit and Compliance Committee of the Board. E&Y's reports on each Fund's financial statements for the years ended October 31, 2003, October 31, 2004, and October 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles.

      During the Funds' fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of disagreements in connection with its report on each Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304 (a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
TOTAL RETURN U.S. TREASURY FUND, INC., MANAGED MUNICIPAL FUND, INC., NORTH AMERICAN GOVERNMENT BOND FUND, INC., AND ISI STRATEGY FUND, INC.

We have audited the accompanying statements of assets and liabilities of the Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., including the schedules of investments, as of October 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended October 31, 2005 were audited by other auditors whose report dated December 23, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc. as of October 31, 2007, the results of their operations for the year then ended, and the changes in their net assets, and their financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                              BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
December 27 , 2007

--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     OTHER
                            LENGTH                      BUSINESS                                 DIRECTORSHIPS
                            OF TIME                 EXPERIENCE DURING                               HELD BY
NAME AND AGE                SERVED                 THE PAST FIVE YEARS                             DIRECTOR
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------
W. Murray Jacques           since 2002     President, WMJ Consulting,                                None
(age 71)                                   LLC (real estate investment management
                                           company) (1999 to present).
---------------------------------------------------------------------------------------------------------------------
Louis E. Levy               since 1994     Retired Partner, KPMG Peat Marwick,                       None
(age 75)                                   (retired 1990); Formerly a Director of
                                           Kimberly-Clark Corp., (personal consumer
                                           products) (retired 2001), Household
                                           International, Inc. (consumer finance)
                                           (retired 2004), and Scudder Group of
                                           Mutual Funds (retired 2005).
---------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski        since 2007     Certified Public Accountant and Partner of         Director or Trustee
(age 58)                                   Hays & Company LLP (accounting firm).              of 12 funds in the
                                                                                              Reich & Tang Fund
                                                                                              Complex; Trustee
                                                                                              of Empire Builder
                                                                                              Tax Free Bond
                                                                                              Fund.
---------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND EXECUTIVE OFFICERS
---------------------------------------------------------------------------------------------------------------------
R. Alan Medaugh             since 1991     President, International Strategy &                       None
(age 64)                                   Investment, Inc. (registered investment
President and                              advisor) (1991 to present). Director,
Director                    since 2007     International Strategy & Investment
                                           Group, Inc. (registered broker-dealer)
                                           (1991 to present).
---------------------------------------------------------------------------------------------------------------------
Nancy Lazar                 since 1997     Executive Vice President, Assistant                       None
(age 50)                                   Treasurer, and Secretary of International
Vice President                             Strategy & Investment, Inc. (registered
                                           investment advisor) (1991 to present);
                                           Executive Vice President, Assistant
                                           Treasurer and Secretary of International
                                           Strategy & Investment Group, Inc.
                                           (registered broker-dealer) (1991 to present).
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                             LENGTH OF                               BUSINESS EXPERIENCE DURING
NAME AND AGE                TIME SERVED                                  THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND EXECUTIVE OFFICERS
---------------------------------------------------------------------------------------------------------------------
Thomas D. Stevens           since 1997                Chairman and President, Los Angeles Capital Management and
(age 58)                                              Equity Research, Inc. (registered investment advisor) (March
Vice President                                        2002 to present).
---------------------------------------------------------------------------------------------------------------------
Carrie L. Butler            since 1991                Managing Director, International Strategy & Investment, Inc.
(age 40)                                              (registered investment advisor) (2000 to present).
Vice President
---------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux          since 1992                President, EJV Financial Services, LLC (2002 to present);
(age 64)                                              Officer of various investment companies for which EJV
Vice President                                        Financial Services provides consulting and compliance services.
---------------------------------------------------------------------------------------------------------------------
Stephen V. Killorin         since 2002 (Chief         Executive Managing Director and Chief Financial Officer,
(age 54)                    Compliance Officer        International Strategy & Investment, Inc. (registered
Vice President              since September, 2004     investment advisor) (December 2000 to present); Executive
                            and Chief Financial       Managing Director and Chief Financial Officer, International
                            Officer since             Strategy & Investment Group, Inc. (registered broker-dealer)
                            December, 2004)           (December 2000 to present).
---------------------------------------------------------------------------------------------------------------------
Margaret M. Beeler          since 2005                Managing Director, International Strategy & Investment, Inc.
(age 40)                    (Secretary since          (registered investment advisor) (July 2004 to present).
Vice President              2004)                     Formerly, Associate Managing Director (2000 - July 2004) of
                                                      International Strategy & Investment, Inc. (registered
                                                      investment advisor). Assistant Vice President (1996 to 2000)
---------------------------------------------------------------------------------------------------------------------
Heena Dhruv                 since 2005                Managing Director, International Strategy & Investment, Inc.
(age 31)                                              (registered investment advisor) (July 2005 to present),
Assistant Vice President                              Associate Managing Director, International Strategy &
                                                      Investment, Inc. (January 2003 to July 2005).
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's Portfolio is
available,   without  charge  and  upon  request,  by  calling  (800)  955-7175.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their completed schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of t he Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED OCTOBER 31, 2007:

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

                                                                    ORDINARY                             % OF            % OF
                                                                     INCOME             % OF           ORDINARY       SHORT-TERM
                                                                  DISTRIBUTIONS       ORDINARY          INCOME       CAPITAL GAIN
                                                                   THAT QUALIFY        INCOME        DISTRIBUTIONS   DISTRIBUTIONS
                                                                     FOR THE        DISTRIBUTIONS      THAT ARE         THAT ARE
                                  LONG-TERM         % OF            CORPORATE       THAT QUALIFY     EXEMPT FROM      EXEMPT FROM
                                   CAPITAL        TAX-EXEMPT        DIVIDENDS       AS QUALIFIED      US TAX FOR       US TAX FOR
                                     GAIN           INCOME          RECEIVED          DIVIDEND          FOREIGN         FOREIGN
                                DISTRIBUTIONS   DISTRIBUTIONS       DEDUCTION          INCOME        SHAREHOLDERS    SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
Total Return                    $          --              --              --              --                100%            100%
Managed Municipal                     720,919          97.10%              --              --               1.88%              --
North American                                             --              --              --              67.70%              --
Strategy                            1,880,666              --          53.94%          53.91%              42.51%              --

--------------------------------------------------------------------------------
INVESTMENT ADVISORY AGREEMENT APPROVAL (UNAUDITED)
--------------------------------------------------------------------------------

At the Board meeting held on September 20, 2007, the Board, including the Independent Directors, approved the continuance of the Investment Advisory Agreements between ISI and each of the Funds (the "Advisory Agreements") as well as the Sub-Advisory Agreement between ISI and the Sub-Advisor with respect to Strategy. In evaluating the Advisory Agreements and the Sub-Advisory Agreement, the Board reviewed materials furnished by ISI and the Sub-Advisor. Specifically, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by ISI and the Sub-Advisor, including information on the investment performance of the Funds; (2) the total expense ratio of each Fund compared to its relevant peer group; (3) the investment advisory fee schedule for each Fund; (4) the cost of the services provided and profitability to ISI with respect to its relationship with the Funds; (5) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees reflect these economies of scale for the benefit of shareholders of each Fund; and (6) other benefits received by ISI and the Sub-Advisor from their relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES. The Directors reviewed information provided by ISI which included statistics on each Fund's performance as compared to other funds in its peer group, comparative expense ratios and profitability. The Board noted that it receives detailed reports at each quarterly Board meeting from senior management of ISI that provides information about ISI's management approach with respect to each Fund as well as ISI's general economic outlook. With respect to Strategy, the Board noted that, under the Sub-Advisory Agreement, the Sub-Advisor manages the Fund's equity portfolio and that the Sub-Advisor had presented to the Board detailed information about its operations and investment process. The Board also considered the background and quality of the investment management team of ISI and the Sub-Advisor.

      o TOTAL RETURN. The Board reviewed information comparing the Fund's performance to the performance of its benchmark and peers for selected periods ended July 31, 2007, which indicated that the Fund placed within the top quartile of its Morningstar average for all periods.

      o MANAGED MUNICIPAL. The Board reviewed the Fund's performance for selected periods ended July 31, 2007 against the performance of the Lehman High Quality Index and noted that the Fund performed below the Lehman Index for all stated periods. The Board was advised by ISI that the Fund's relative underperformance against its benchmark index was due to the fact that a large proportion of the index is in short maturity, pre-refunded issues, while the Fund has a longer duration. The Board compared the Fund's performance against its Lipper, Morningstar and CDA/Thomson peers which indicates that the Fund was generally in the top half of its peers for both the quarter and the one-year period ended July 31, 2007. The Board was advised by ISI that the peer groups do not provide an exact comparison since they include bonds of all credit qualities, while the Fund invests primarily in AA or higher rated municipals on their own merit; none of the Fund's securities have been assigned a higher ratio by virtue of being insured by a third party.

--------------------------------------------------------------------------------
INVESTMENT ADIVSORY AGREEMENT APPROVAL (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      o NORTH AMERICAN. The Board reviewed the Fund's performance for selected periods ended July 31, 2007, which indicated that the Fund outperformed the North American benchmark during all review periods, due to its underweighting of Canadian bonds and the successful trading of its 10-year Mexican bonds. The Board was advised by ISI that the Fund's peer group comparisons remain favorable and the Board reviewed the Fund's Lipper, Morningstar and CDA/Thompson rankings.

      o STRATEGY FUND. The Board reviewed the Fund's performance for selected periods ended July 31, 2007. The Board was advised that the Fund had an 85% weighting in equities, versus a 75% weighting by its benchmark (the Wilshire 5000/Lehman Treasury), which caused the Fund to underperform against its benchmark during the July 31, 2007 quarter. The Board was further advised that the overweighting in equities resulted in the Fund outperforming its benchmark during the one-year and three-year periods ended July 31, 2007. The Board reviewed separately the performance of both the equity section and the bond section of the Fund's portfolio and was advised that during all review periods, the equity section had outperformed and the bond section had underperformed their respective indices. The Board then reviewed information comparing the Fund's performance to its peers and was advised that the Fund is below the Lipper Flexible Portfolio Funds average and the CDA/Thomson average for the July 31, 2007 quarter, but above the Lipper average for the one-year period ended July 31, 2007.

Based on the above information, the Board concluded that the quality and range of services provided by ISI and the Sub-Advisor have benefited, and should continue to benefit, each Fund and its shareholders.

INVESTMENT ADVISORY FEE SCHEDULES FOR EACH FUND. The Board considered the investment advisory fees paid by each Fund to ISI. The Board noted that the sub-advisory fee for Strategy is paid by ISI and not the Fund. The Board concluded that the fee schedules under the Investment Advisory Agreements provide fair compensation to ISI in light of the nature, extent and quality of the services being provided to the Funds and the performance of the Funds.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The Board reviewed the costs associated with ISI's portfolio management, research and corporate governance and considered the profitability of ISI from the advisory and other services provided to the Funds. The Board was advised by ISI of the methodology it used to assign its costs associated with the portfolio management, research and corporate governance services provided to the Funds. The Board was also provided with a report from the Sub-Advisor showing its profitability with respect to its management of Strategy and the methodology used by the Sub-Advisor to prepare its profitability analysis.

The Board also was advised that ISI's overall profitability on advisory services rendered to the Funds had declined over the past year due to a decrease in assets of the Funds. The Board also considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for Managed Municipal, North American

--------------------------------------------------------------------------------
INVESTMENT ADIVSORY AGREEMENT APPROVAL (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

and Strategy did not contain breakpoints. The Board considered whether the Funds would benefit from any economies of scale and concluded that due to the declining asset levels in all Funds except Strategy, economy of scale considerations were not relevant at this time.

      o TOTAL RETURN. The Board was provided information that compares the Fund's expense ratio as of July 31, 2007 with the average of its peers and noted that its 0.81% expense ratio was below the 0.90% average of its peers.

      o MANAGED MUNICIPAL. The Board reviewed an expense ratio comparison chart and noted that the Fund's expenses were 2 basis points below the average for municipal bond funds of similar size.

      o NORTH AMERICAN. The Board reviewed a list of expense ratios for North American, which indicated that the Fund's 1.11% expense ratio is slightly below the 1.14% average for its peer group. The Board was advised by ISI that there are no other mutual funds that invest exclusively in North American bonds that can be used for comparative purposes, as two others that did have closed during the year.

      o STRATEGY. The Board was advised by ISI that the Fund's expense ratio as of July 31, 2007 was 0.97%, which is below the 1.18% average for comparably managed funds.

OTHER BENEFITS REVIEWED. The Board considered the fact that ISI Group, an affiliate of ISI, serves as the distributor of the Funds. The Board reviewed the costs and profitability of ISI Group in rendering distribution services to each of the Funds and noted that ISI Group operates at a loss with respect to distribution services provided to the Funds. The Board also considered other benefits received by ISI from its relationship with the Funds. It noted that ISI benefits from the shared costs of its two primary lines of business, but that ISI's profit margins are higher for its institutional line of business than from its mutual fund business.

--------------------------------------------------------------------------------
ISI INTERNATIONAL
    STRATEGY &
    INVESTMENT
--------------------------------------------------------------------------------

       LOUIS E. LEVY                           EDWARD J. VEILLEUX
       CHAIRMAN                                VICE PRESIDENT

       W. MURRAY JACQUES                       THOMAS P. STEVENS*
       DIRECTOR                                VICE PRESIDENT

       EDWARD A. KUCZMARSKI                    STEPHEN V. KILLORIN
       DIRECTOR                                VICE PRESIDENT
                                               TREASURER
       R. ALAN MEDAUGH                         CHIEF COMPLIANCE OFFICER
       PRESIDENT                               CHIEF FINANCIAL OFFICER
       DIRECTOR
                                               MARGARET M. BEELER
       NANCY LAZAR                             VICE PRESIDENT
       VICE PRESIDENT                          SECRETARY

       CARRIE L. BUTLER                        EDWARD S. HYMAN
       VICE PRESIDENT                          SENIOR ECONOMIC ADVISOR


* Thomas D. Stevens is an officer for only the ISI Strategy Fund.

--------------------------------------------------------------------------------
                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------

                                     ISI, INC.
                                     40 WEST 57TH STREET, 18TH FLOOR
                                     NEW YORK, NY 10019
                                     (800) 955-7175

--------------------------------------------------------------------------------
                                 SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

                                     ULTIMUS FUND SOLUTIONS, LLC
                                     P.O. BOX 460707
                                     CINCINNATI, OH 45246-0707

--------------------------------------------------------------------------------
                                 DISTRIBUTOR
--------------------------------------------------------------------------------

                                     ISI GROUP, INC.
                                     40 WEST 57TH STREET, 18TH FLOOR
                                     NEW YORK, NY 10019
                                     (800) 955-7175

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Louis E. Levy. Mr. Levy is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $19,500 and $18,000 with respect to the registrant's fiscal years ended October 31, 2007 and 2006, respectively.

       (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

       (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $1,500 with respect to the registrant's fiscal years ended October 31, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

       (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

       (e)(1) The audit  committee  has not adopted  pre-approval  policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

       (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

       (g) During the fiscal years ended October 31, 2007 and 2006, aggregate non-audit fees of $2,000 and $1,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

       (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ISI Strategy Fund, Inc.

By (Signature and Title)* /s/ R. Alan Medaugh
                          ------------------------------
                          R. Alan Medaugh, President

Date January 3, 2008
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Alan Medaugh
                          ------------------------------
                          R. Alan Medaugh, President

Date January 3, 2008
     ---------------

By (Signature and Title)* /s/ Stephen V. Killorin
                          ------------------------------
                          Stephen V. Killorin, Treasurer

Date January 3, 2008
     ---------------

* Print the name and title of each signing officer under his or her signature.